N-6	Apr. 29, 2026 USD ($)
Prospectus:
Document Type	N-6
Entity Registrant Name	AUL American Individual Variable Life Unit Trust
Entity Central Index Key	0001043250
Entity Investment Company Type	N-6
Document Period End Date	Apr. 29, 2026
Amendment Flag	false
Item 2. Key Information [Line Items]
Fees and Expenses [Text Block]
	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals

We will not deduct a charge for making a Partial Surrender from your Policy. For a Full Surrender, however, for up to 10 years from the date of the Policy, you could pay a Surrender Charge of up to $60 (6%) per $1,000 of the Face Amount as of the Policy Date. For example, if you surrender your Policy in the first year and the Face Amount was $100,000, you could pay a Surrender Charge of up to $6,000. We will also deduct a proportional Surrender Charge from the Account Value upon a decrease of the Face Amount.

• Additional Information About Fees
Transaction Charges	In addition to Surrender Charges, you may also be charged for other transactions, such as when you decrease the Face Amount, make a Premium payment, or exercise certain benefits.			• Additional Information About Fees • Death Benefit and Changes in Face Amount – Decrease in Face Amount
Ongoing Fees and Expenses (annual charges)	• In addition to Surrender Charges and transaction charges, there are certain ongoing fees and expenses including the Cost of Insurance Charge under the Policy, cost of optional rider charges, and Policy loan interest.
• Certain fees are set based on characteristics of the Insured (e.g., Age, sex, and rating classification). You should review your Policy Data page for rates applicable to you.
	• Owners will also bear expenses associated with the Portfolios available under the Policy, as shown in the following table:			• Additional Information About Fees
	Annual Fee Investment options* (Portfolio fees and expenses) *As a percentage of a Portfolio's net assets.	Minimum 0.11%	Maximum 2.43%

Charges for Early Withdrawals [Text Block]

Charges for Early Withdrawals

We will not deduct a charge for making a Partial Surrender from your Policy. For a Full Surrender, however, for up to 10 years from the date of the Policy, you could pay a Surrender Charge of up to $60 (6%) per $1,000 of the Face Amount as of the Policy Date. For example, if you surrender your Policy in the first year and the Face Amount was $100,000, you could pay a Surrender Charge of up to $6,000. We will also deduct a proportional Surrender Charge from the Account Value upon a decrease of the Face Amount.

• Additional Information About Fees

Surrender Charge Phaseout Period, Years	10
Surrender Charge (of Amount Surrendered) Maximum [Percent]	6.00%
Surrender Charge Example Maximum [Dollars]	$ 6,000
Transaction Charges [Text Block]

Transaction Charges

In addition to Surrender Charges, you may also be charged for other transactions, such as when you decrease the Face Amount, make a Premium payment, or exercise certain benefits.

  • Additional Information About Fees
	• Death Benefit and Changes in Face Amount – Decrease in Face Amount
Ongoing Fees and Expenses [Table Text Block]

Ongoing Fees and Expenses (annual charges)

  • In addition to Surrender Charges and transaction charges, there are certain ongoing fees and expenses including the Cost of Insurance Charge under the Policy, cost of optional rider charges, and Policy loan interest.
• Certain fees are set based on characteristics of the Insured (e.g., Age, sex, and rating classification). You should review your Policy Data page for rates applicable to you.
• Owners will also bear expenses associated with the Portfolios available under the Policy, as shown in the following table:

• Additional Information About Fees

    Annual Fee
Investment options* (Portfolio fees and expenses)
*As a percentage of a Portfolio's net assets.   Minimum
0.11%   Maximum
	2.43%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.11%	[1]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.43%	[1]
Investment Options Footnotes [Text Block]	As a percentage of a Portfolio's net assets.
Risks [Table Text Block]
	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in the Policy, including loss of principal.	• Principal Risks of the Policy
Not a Short-Term Investment	• This Policy is not a short-term investment vehicle and is not appropriate for an investor who needs ready access to cash.
• Surrender Charges apply for up to 10 years from the Policy Date.
	• Tax deferral is more beneficial to investors with a long-time horizon.	• Principal Risks of the Policy • Additional Information About Fees
Risks Associated with Investment Options	• An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the Policy.
	• Each Portfolio (in addition to a Fixed Account investment option) has its own unique risks. You should review each investment option (including each Portfolio's prospectus) before making an investment decision.	• Principal Risks of the Policy

RISKS

  Location in
Prospectus

Insurance Company Risks

• An investment in the Policy is subject to the risks related to AUL, including that any obligations (including the Fixed Account investment option), guarantees, and benefits of the Policy are subject to the claims-paying ability of AUL. If AUL experiences financial distress, it may not be able to meet its obligations to you. More information about AUL, including its financial strength ratings, is available upon request from AUL or by visiting https://www.oneamerica.com/about-us/who-we-are/strength-and-ratings.

  • Principal Risks of the Policy
• General Information About AUL, the Separate Account and the Portfolios

Contract Lapse

  • The Policy is at risk of lapsing when the Cash Surrender Value is insufficient to cover the Monthly Deduction, including Rider charges. Cash Surrender Value can be reduced by unfavorable investment experience, Policy loans, partial surrenders and the deduction of Policy charges.
• There is no separate additional charge associated with reinstating a lapsed Policy.
• The Death Benefit will not be paid if the Policy has lapsed.  • Principal Risks of the Policy
	• How Your Policy May Lapse
Investment Restrictions [Text Block]	Investments • We reserve the right to limit the number of transfers or to restrict transfers from being made on consecutive Valuation Dates. The Maximum Number of Transfers in any Policy Year is 20 .
• The Policy limits the amount you can transfer from the Fixed Account within a Policy Year.
• We reserve the right to close, add, substitute or remove Portfolios as investment options under the Policy. A Portfolio may also be merged into another Portfolio.  • Overview of the Policy
• The Policy – Addition, Deletion or Substitution of Investments
	• Fixed Account
Optional Benefit Restrictions [Text Block]	Optional Benefits • Riders may alter the benefits or charges in your Policy. Rider availability and benefits may vary by state of issue and their election may have tax consequences. Riders may have restrictions or limitations, and we may modify or terminate a rider, as allowed. If you elect a particular rider, it may restrict or enhance the terms of your Policy, or restrict the availability or terms of other riders or Policy features.
• The Policy offers several allocation models ("Portfolio Optimization Models" or "Models"). The Account Value that is allocated to the Portfolios in the Models will be rebalanced on an annual basis.  • Other Benefits Available Under the Policy
	• Buying the Policy – Portfolio Optimization Program
Tax Implications [Text Block]	Tax Implications • You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy.
• There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan or individual retirement account ("IRA").
• Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.

• Additional Information About Fees – Taxes

Investment Professional Compensation [Text Block]	Investment Professional Compensation • Some investment professionals may receive compensation for selling the Policy.
• Compensation can take the form of commissions on premiums paid.
• These investment professionals may have a financial incentive to offer or recommend the Policy over another investment.

• Additional Information About Fees – Commissions Paid to Broker-Dealers

Exchanges [Text Block]	Exchanges • Some investment professionals may have a financial incentive to offer you a new policy in place of the one you already own.
• You should only exchange your policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing policy.

• Additional Information About Fees – Commissions Paid to Dealers

Item 4. Fee Table [Text Block]

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Policy. Please refer to your Policy Data Page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender or make withdrawals from the Policy, transfer Cash Value between Investment Accounts, or, if applicable, elect to exercise the Overloan Protection Rider.

Transaction Fees

Charge	When Charge is Deducted	Amount Deducted
Surrender Charge	Upon Full Surrender or Face Amount Decrease	Maximum of $60.00 per $1,000 of Face Amount as of Policy Date
Premium Expense Charge	Upon receipt of Premium	Years 1-10: 6% of all premiums received Years 11+: 2% of all premiums received
Accelerated Death Benefit for Terminal Illness Rider(1)	Upon any payment of the rider's benefit	$250 (Administrative Fee)
Accelerated Death Benefit for Chronic Illness Rider(1)	Upon any payment of the rider's benefit	$250 (Administrative Fee)
Overloan Protection Rider Charge(2)	Upon exercising the rider	98% of Account Value less any outstanding loan and loan interest
Transfer Fees under DCA Program	Upon each transfer effected under a DCA Program	$25

(1) Subject to state availability; for more information, see Material State Variations.

(2) At the time the rider is exercised any outstanding loan and interest will be paid off and the charge will be assessed on the remaining Account Value.

The next table describes the fees and expenses that the Owner will pay periodically during the time that the Owner owns the Policy, not including Portfolio fees and expenses.

Periodic Charges Other Than Annual Portfolio Expenses

Charge	When Charge is Deducted	Amount Deducted
Base Contract Charge:
Face Amount Charge(4)	Monthly	$0.07 – $3.52 per $1,000 of Face Amount
Representative Face Amount Charge(1)	Monthly	$0.33 per $1,000 of Face Amount
Cost of Insurance (COI)(1)(2)(4) Minimum Charge Maximum Charge	Monthly Monthly	$0.01 per $1,000 of Net Amount at Risk $83.33 per $1,000 of Net Amount at Risk
Charge for a Representative Insured(1)	Monthly	$0.02 per $1,000 of Net Amount at Risk
Administrative Charge(3)	Monthly	$15 per month
Asset-Based Charge	Monthly	1/12th of 0.20% of Account Value
Loan Interest(3)	Monthly beginning on loan date	Policy Years 1-5: 4.75% (annualized) Policy Years 6-30+: 4.25% (annualized)
Optional Benefits
Children's Insurance Benefit Rider(3)	Monthly beginning on Policy Date	$0.54 per $1,000 of child's term face
Waiver of Monthly Deductions Disability (WMDD)(4)	Monthly beginning on Policy Date	5.97% – 14.13% of all Monthly Deductions based on Insured's Issue Age
Representative WMDD(1)	Monthly beginning on Policy Date	8.74% of all Monthly Deductions

(1) This charge will vary based upon the individual characteristics of the Insured and therefore will vary between Policies and may vary from Monthiversary to Monthiversary. Representative charges shown in the table may not be representative of the charge that a particular Policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Specification Pages for information about specific charges of the Policy. The rates are based on the sex of the Insured, except that unisex rates are used where appropriate under applicable law and in Policies purchased by employers and employee organizations in connection with employment-related insurance or benefit programs. The cost of insurance rate generally increases with the Attained Age of the Insured.

(2) This charge is not deducted for Face Amount when the Insured reaches the Attained Age of 121.

(3) The charge does not vary based on an individual's characteristics.

(4) The charge varies based on an individual's characteristics. Consult the Owner's Policy for details regarding the actual charges the Owner will pay.

The next table shows the minimum and maximum total operating expenses charged by the Portfolio Companies that the Owner may pay periodically during the time that the Owner owns the Contract. A complete list of Portfolio Companies available under the Contract, including their annual expenses, may be found in Appendix A: Portfolios Available Under the Policy.

Annual Portfolio Company Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.11%	2.43%

Transaction Expenses [Table Text Block]

Transaction Fees

Charge	When Charge is Deducted	Amount Deducted
Surrender Charge	Upon Full Surrender or Face Amount Decrease	Maximum of $60.00 per $1,000 of Face Amount as of Policy Date
Premium Expense Charge	Upon receipt of Premium	Years 1-10: 6% of all premiums received Years 11+: 2% of all premiums received
Accelerated Death Benefit for Terminal Illness Rider(1)	Upon any payment of the rider's benefit	$250 (Administrative Fee)
Accelerated Death Benefit for Chronic Illness Rider(1)	Upon any payment of the rider's benefit	$250 (Administrative Fee)
Overloan Protection Rider Charge(2)	Upon exercising the rider	98% of Account Value less any outstanding loan and loan interest
Transfer Fees under DCA Program	Upon each transfer effected under a DCA Program	$25

(1) Subject to state availability; for more information, see Material State Variations.

(2) At the time the rider is exercised any outstanding loan and interest will be paid off and the charge will be assessed on the remaining Account Value.

Premium Taxes, Description [Text Block]	Premium Expense Charge
Premium Taxes, When Deducted [Text Block]	Upon receipt of Premium
Premium Taxes (of Premium Payments), Maximum [Percent]	6.00%
Premium Taxes (of Premium Payments), Minimum [Percent]	2.00%
Other Surrender Fees, Description [Text Block]	Surrender Charge
Other Surrender Fees, When Deducted [Text Block]	Upon Full Surrender or Face Amount Decrease
Other Surrender Fees, Maximum [Dollars]	$ 60
Periodic Charges [Table Text Block]

Periodic Charges Other Than Annual Portfolio Expenses

Charge	When Charge is Deducted	Amount Deducted
Base Contract Charge:
Face Amount Charge(4)	Monthly	$0.07 – $3.52 per $1,000 of Face Amount
Representative Face Amount Charge(1)	Monthly	$0.33 per $1,000 of Face Amount
Cost of Insurance (COI)(1)(2)(4) Minimum Charge Maximum Charge	Monthly Monthly	$0.01 per $1,000 of Net Amount at Risk $83.33 per $1,000 of Net Amount at Risk
Charge for a Representative Insured(1)	Monthly	$0.02 per $1,000 of Net Amount at Risk
Administrative Charge(3)	Monthly	$15 per month
Asset-Based Charge	Monthly	1/12th of 0.20% of Account Value
Loan Interest(3)	Monthly beginning on loan date	Policy Years 1-5: 4.75% (annualized) Policy Years 6-30+: 4.25% (annualized)
Optional Benefits
Children's Insurance Benefit Rider(3)	Monthly beginning on Policy Date	$0.54 per $1,000 of child's term face
Waiver of Monthly Deductions Disability (WMDD)(4)	Monthly beginning on Policy Date	5.97% – 14.13% of all Monthly Deductions based on Insured's Issue Age
Representative WMDD(1)	Monthly beginning on Policy Date	8.74% of all Monthly Deductions

(1) This charge will vary based upon the individual characteristics of the Insured and therefore will vary between Policies and may vary from Monthiversary to Monthiversary. Representative charges shown in the table may not be representative of the charge that a particular Policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Specification Pages for information about specific charges of the Policy. The rates are based on the sex of the Insured, except that unisex rates are used where appropriate under applicable law and in Policies purchased by employers and employee organizations in connection with employment-related insurance or benefit programs. The cost of insurance rate generally increases with the Attained Age of the Insured.

(2) This charge is not deducted for Face Amount when the Insured reaches the Attained Age of 121.

(3) The charge does not vary based on an individual's characteristics.

(4) The charge varies based on an individual's characteristics. Consult the Owner's Policy for details regarding the actual charges the Owner will pay.

Insurance Cost, Description [Text Block]	Cost of Insurance (COI)	[2],[3],[4]
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Representative Investor [Text Block]	Charge for a Representative Insured(1) Monthly $0.02 per $1,000 of Net Amount at Risk	[4]
Insurance Cost, Maximum [Dollars]	$ 83.33
Insurance Cost, Minimum [Dollars]	$ 0.01
Insurance Cost, Footnotes [Text Block]

(1) This charge will vary based upon the individual characteristics of the Insured and therefore will vary between Policies and may vary from Monthiversary to Monthiversary. Representative charges shown in the table may not be representative of the charge that a particular Policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Specification Pages for information about specific charges of the Policy. The rates are based on the sex of the Insured, except that unisex rates are used where appropriate under applicable law and in Policies purchased by employers and employee organizations in connection with employment-related insurance or benefit programs. The cost of insurance rate generally increases with the Attained Age of the Insured.

(2) This charge is not deducted for Face Amount when the Insured reaches the Attained Age of 121.

(4) The charge varies based on an individual's characteristics. Consult the Owner's Policy for details regarding the actual charges the Owner will pay.

Administrative Expenses, Description [Text Block]	Administrative Charge	[5]
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expense, Maximum [Dollars]	$ 15
Other Annual Expense, Description [Text Block]	Face Amount Charge	[2]
Other Annual Expense, When Deducted [Text Block]	Monthly
Other Annual Expense, Representative [Text Block]	Representative Face Amount Charge(1) Monthly $0.33 per $1,000 of Face Amount	[4]
Other Annual Expense, Maximum [Dollars]	$ 3.52
Other Annual Expense, Minimum [Dollars]	$ 0.07
Other Annual Expense, Footnotes [Text Block]	(4) The charge varies based on an individual's characteristics. Consult the Owner's Policy for details regarding the actual charges the Owner will pay.
Annual Portfolio Company Expenses [Table Text Block]
Annual Portfolio Company Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.11%	2.43%

Portfolio Company Expenses After Waivers and Reimbursement Minimum [Percent]	0.11%
Portfolio Company Expenses After Waivers and Reimbursement Maximum [Percent]	2.43%
Item 5. Principal Risks [Table Text Block]

PRINCIPAL RISKS OF THE POLICY

Fluctuating Investment Performance

Account Values in an Investment Account are not guaranteed and will increase and decrease in value according to investment performance of the Portfolio. If you put money into an Investment Account, you assume all the investment risk on that money. A comprehensive discussion of each Investment Account's and Portfolio's objective and risk is found in this prospectus and in each Portfolio's prospectus, respectively. You should review these prospectuses before making your investment decision. Your choice of Investment Accounts and the performance of the Portfolios will impact the Policy's Account Value and will impact how long the Policy remains in force, its tax status, and the amount of Premium you need to pay to keep the Policy in force.

Unsuitable for Short-Term Investment

The Policy is not suitable as short-term savings investments and is not appropriate for an investor who needs ready access to cash.

Policy Lapse

Insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest may cause the Owner's Policy to lapse, endangering insurance coverage. There is no guarantee that the Owner's Policy will not lapse even if the Owner pays the Owner's Planned Premium. If the Owner's Policy is insufficiently funded in relation to the income stream expected from the Owner's Policy, the Owner's Policy can lapse prematurely and result in significant income tax liability to the Owner in the year in which the lapse occurs. For example, a Policy may lapse even if the Owner pays the Planned Premium if the Cash Surrender Value is less than the Monthly Deduction on the day the deduction is made. However, if the Policy satisfies the Guaranteed Death Benefit Test described in How Your Policy May Lapse, the Policy will remain in force. For more information, see How Your Policy May Lapse. If the Guaranteed Death Benefit Test is not satisfied at that time, the Owner will have 61 days from the start of the Grace Period, described below, to make a payment to bring the Policy back in good standing. A notice will be sent to the client at the start of the Grace Period indicating an amount due.

Limitations on Access to Cash Value

Surrender Charges on Full Surrenders may inhibit the Owner's ability to access the Owner's Cash Value. Furthermore, making a Partial Surrender or taking a loan may change the Owner's Policy's Total Face Amount and/or Death Benefit, reducing the Death Benefit Proceeds payable to the Owner's beneficiary. A decrease in Face Amount may result in a proportional Surrender Charge. Partial surrenders and loans may make the Owner's Policy more susceptible to lapse.

Decreasing Death Benefit

Any outstanding Policy Loans and any amount that you have surrendered will reduce your Policy's Death Benefit. Depending upon your choice of Death Benefit option, adverse performance of the Investment Accounts you choose may decrease your Policy's Death Benefit.

Consequences of Surrender

Surrender Charges are assessed if you request a Full Surrender of your Policy within the first ten (10) Policy Years. There is no Surrender Charge assessed for Partial Surrenders. Full or Partial Surrenders may result in tax consequences. Depending on the Death Benefit option selected, Partial Surrenders may reduce the Account Value or Death Benefit, and may increase the risk of lapse.

Account Values in the Fixed Account

Premium Payments and Account Values allocated to the Fixed Account are held in AUL's General Account. There are limitations on your right to transfer amounts from the Fixed Account and, due to these limitations, if you want to transfer the entire balance of the Fixed Account to one or more Investment Accounts, it may take several years to do so. Therefore, you should carefully consider whether the Fixed Account meets your investment needs.

Financial Strength and Claims Paying Ability Risk

We issue other types of insurance policies and financial products as well. In addition to any amounts we are obligated to pay in excess of Account Value under the Policy, we also pay our obligations under these products from our assets in the General

Account. Unlike assets held in the Separate Account, the assets of the General Account are subject to the general liabilities of AUL and, therefore, to AUL's General Account creditors. In the event of an insolvency of receivership, payments we make from our General Account to satisfy claims under the Policy would generally receive the same priority as our other Owners' obligations.

The General Account is not segregated or insulated from the claims of the insurance company's creditors. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.

Tax Consequences

As noted in greater detail in the section headed Tax Considerations, the federal income tax treatment of life insurance is complex and current tax treatment of life insurance may change. There are other federal tax consequences such as estate, gift and generation skipping transfer taxes, as well as state and local income, estate and inheritance tax consequences. You should always consult a tax advisor about the application of federal and state tax rules to your individual situation. The following discussion highlights tax risks in general, summary terms.

Tax Treatment of Life Insurance Contracts

AUL intends for the Policy to satisfy the definition of a life insurance policy under Section 7702 of the Internal Revenue Code. Current federal tax law generally excludes all Death Benefits from the gross income of the beneficiary of a life insurance policy. In addition, you generally are not subject to taxation on any increase in your Account Value until it is withdrawn. Generally, you are taxed on surrender proceeds and the proceeds of any partial withdrawals only if those amounts, when added to all previous distributions, exceed the total premiums paid. Amounts received upon surrender or withdrawal in excess of premiums paid are treated as ordinary income. Under certain circumstances, the Internal Revenue Code will treat a Policy as a Modified Endowment Contract. Under current federal tax law, Death Benefit payments under Modified Endowment Contracts, like Death Benefit payments under other life insurance contracts, generally are excluded from the gross income of the beneficiary. Withdrawals and Policy loans, however, are treated differently. Amounts withdrawn and Policy loans are treated first as income, to the extent of any gain, and then as a return of premium. The income portion of the distribution is includible in your taxable income. AUL is not obligated to give the Owner notice, or to take corrective action , if a Policy is classified as a Modified Endowment Contract. AUL reserves the right to refund any premiums that may cause the Policy to become a Modified Endowment Contract. There are other federal tax consequences such as estate, gift and generation skipping transfer taxes, as well as state and local income, estate and inheritance tax consequences. In addition, there may be adverse tax consequences (including a 10% penalty) in the event of a Surrender or withdrawal if the Owner is under the age of 59 1/2. For further discussion of the tax status of a Policy and the tax consequences of being treated as a life insurance contract or a Modified Endowment Contract, see Tax Considerations.

Risks Associated with the Portfolio Optimization Models

As discussed below, Portfolio Optimization, a static asset allocation program, is offered at no additional charge for use within this variable life Policy. Although the Portfolio Optimization Models, described below, are designed to optimize returns given the various levels of risk, there is no assurance that a Model will not lose money or that investment results will not experience volatility. Additionally, although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to not perform as intended. Your Account Value will be rebalanced annually in order to maintain the target asset allocation percentages of the Model, which can cause the underlying Portfolios to incur transactional expenses which can adversely affect performance of the pertinent Portfolios and the Models. Your Account Value in the Model you select will be rebalanced annually, and your Account Value will be automatically allocated to the corresponding Portfolios.

Investment performance of the Owner's Account Value could be better or worse by participating in a Portfolio Optimization Model than if the Owner has not participated. A Model may perform better or worse than any single Portfolio or asset class or other combinations of Portfolios or asset classes. Model performance is dependent upon the performance of the component Portfolios. The timing of the Owner's investment and the rebalancing may affect performance. The Owner's Account Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

The Owner should consult with the Owner's registered representative to assist the Owner in determining which Model is best suited to the Owner's financial needs, investment time horizon, and is consistent with the Owner's risk comfort level. The Owner should periodically review those factors to determine if the Owner needs to change Models to reflect changes in these factors. The Owner may change the Owner's Model selection at any time with Proper Notice. The Owner's registered representative can assist the Owner in completing the proper forms to enroll in Portfolio Optimization. Newly issued Contracts may require participation in the Program. AUL is under no contractual obligation to continue this service and has the right to terminate the Program at any time. If AUL terminates the Program, you will remain invested in the same Portfolios until you select new Portfolios.

Cyber-Security and Business Interruption Risks

We rely heavily on interconnected computer systems and digital data to conduct our variable products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting Us, any third-party administrator, the Portfolios, intermediaries and other affiliated or third-party service providers may adversely affect Us and your Account Value. For instance, systems failures and cyber-attacks may interfere with our processing of Policy transactions, including the processing of orders from our website or with the Portfolios, impact our ability to calculate your Account Value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject Us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Portfolios invest, which may cause the funds underlying your Policy to lose Account Value. There can be no assurance that we or the Portfolios or our service providers will avoid losses affecting your Policy due to cyber-attacks or information security breaches in the future.

Item 10. Standard Death Benefits (N-6) [Table Text Block]

DEATH BENEFIT AND CHANGES IN FACE AMOUNT

AUL will pay the Death Benefit Proceeds upon receipt at the Home Office of Proper Notice and due proof that the Insured died while this Policy was in force. Due proof of death will consist of (i) a certified copy of the death certificate of the Insured or other lawful evidence providing equivalent information and (ii) proof of the beneficiary's interest in the Death Benefit Proceeds in a form acceptable to Us. AUL may require return of the Policy. The Death Benefit Proceeds may be paid in a lump sum, generally within seven (7) calendar days of receipt of satisfactory proof (see "When Proceeds Are Paid"), or in any other way agreeable to the Owner and AUL. Before the Insured dies, the Owner may choose how the proceeds are to be paid. If the Owner has not made a choice before the Insured dies, the beneficiary may choose how the proceeds are paid. The Death Benefit Proceeds will be paid to the beneficiary. For more information, see "Selecting and Changing the Beneficiary." Coverage is effective on the later of the date the initial premium is paid or the Issue Date except when the Initial Premium is paid at delivery of the Policy then coverage will begin on the Policy Date.

Amount of Death Benefit Proceeds

The Death Benefit Proceeds are equal to the sum of the Death Benefit determined pursuant to the Death Benefit option in effect at the end of the Valuation Period during which death occurs, plus any rider benefits payable at the Insured's death, minus any outstanding lien, loan and loan interest as of the date of death. If the date of death occurs during a Grace Period, the Death Benefit will still be payable to the beneficiary, although the amount will be equal to the Death Benefit determined pursuant to the Death Benefit option in effect at the end of business on the Business Day immediately prior to the start of the Grace Period, plus any benefits provided by rider payable at the Insured's death, and less any outstanding lien, loan and loan interest as of the date of death and the shortfall in total required premiums to maintain the Guaranteed Death Benefit Provision as of the start of the Grace Period. Under certain circumstances, the amount of the Death Benefit may be further adjusted. For more information, see "Limits on Rights to Contest the Policy" and "Changes in the Policy or Benefits."

Death Benefit Payment Options

The Death Benefit Proceeds may be paid in a lump sum, under a Settlement Option as set forth in the Settlement Options section, or in any other way agreeable to the Owner and Us. Before the Insured dies, You may choose how the Death Benefit Proceeds are to be paid. If You have not made a choice before the Insured dies, the beneficiary may choose how the Death Benefit Proceeds are paid. We will include interest from the date of death to the payment date. Interest will accrue:

1.  At the rate or rates applicable to the Policy funds left on deposit, as of the date of death;

2.  At the rate listed in Item 1 above, plus additional interest at a rate of 10% annually beginning with the date that is thirty-one (31) calendar days from the latest of items a, b, and c below to the date the claim is paid:

a.  The date the due proof of death is received by Us;

b.  The date We receive sufficient information to determine AUL's liability, the extent of the liability, and the appropriate payee legally entitled to the proceeds; and

c.  The date legal impediments to payment of proceeds that depend upon the action of parties other than Us are resolved and sufficient evidence of the same is provided by Us. Legal impediments to payment include, but are not limited to:

1.  The establishment of guardianships and conservatorships;

2.  The appointment and qualification of trustees, executors and administrators; and

3.  The submission of information required to satisfy state and federal reporting requirements.

Death Benefit Options

The Owner may choose one of the following Death Benefit options:

Option 1 — The Death Benefit is equal to the greater of:

1.  The Face Amount in effect at the time of death; or

2.  The Account Value multiplied by the appropriate percentage from the Table of Minimum Insurance Percentages on the Policy Data Page.

Option 2 — The Death Benefit is equal to the greater of:

1.  The Face Amount in effect at the time of death plus the Account Value; or

2.  The Account Value multiplied by the appropriate percentage from the Minimum Insurance Percentages (as described below). (Please note that the investment performance of the Investment Accounts you have chosen will impact the Account Value and therefore may affect the amount of Death Benefit Proceeds payable.)

Life Insurance Qualification Test

It is intended that this Policy be considered as life insurance for federal income tax purposes, notwithstanding any other provision of the Policy to the contrary, in order to comply with Section 7702 of the Internal Revenue Code of 1986, or any other equivalent section of the Code.

We may make any reasonable adjustments to the conditions or terms of this Policy if necessary, to allow it to continue to qualify as life insurance. This provision is not a guarantee that this Policy will receive tax treatment as life insurance. Additionally, it does not guarantee that the tax treatment of life insurance will never change by the future actions of any tax authority. In order to ensure that this Policy qualifies as life insurance, one of the tests described below will be applied to the Policy.

The default test is the Cash Value Accumulation Test. The test cannot be changed after the Policy Date. We reserve the right to limit the life insurance qualification tests available.

Cash Value Accumulation Test – Under this test, the minimum Death Benefit must be maintained. We may modify the Minimum Insurance Percentage shown on the Policy Data Page, retroactively if needed, to ensure or maintain qualification of this Policy as a life insurance contract for federal income tax purposes, notwithstanding any other provision of this Policy to the contrary.

Guideline Premium Test – Under this test, if at any time the premiums received exceed the amount allowable for tax qualification, the excess amount may be removed from the Policy as of the date of its payment, together with interest and/or investment experience thereon from such date, and any appropriate adjustment in the Death Benefit shall be made as of such date. This excess amount shall be refunded within 60 days after the end of the applicable Policy Year. If this excess amount is not refunded within 60 days, the Face Amount under the Policy shall be increased retroactively so that at no time is the Death Benefit ever less than the amount needed to ensure or maintain tax qualification. However, We will not refuse to accept any premium necessary to continue coverage but only if such premium would result in a zero Cash Value at the end of the Policy Year. Additionally, the minimum Death Benefit must be maintained.

Face Amount and Death Benefit Option

The Face Amount is set at the time the Policy is issued. The Owner may change the Face Amount from time to time, as discussed below. The Owner selects the Death Benefit option when the Owner applies for the Policy. The Owner also may change the Death Benefit option as discussed below. AUL reserves the right, however, to decline any change which might disqualify the Policy as life insurance under federal tax law. AUL's acceptance of any of your changes does not imply there will be no effect on the qualification of your Policy as life insurance as a result of the changes.

Changes in Death Benefit Option

Beginning one (1) year after the Policy Date, as long as the Policy is not in the Grace Period, the Owner may request the following changes in the Death Benefit option on the Owner's Policy by Proper Notice subject to the following rules.

If the Owner requests a change from Death Benefit option 1 to Death Benefit option 2, the Face Amount will be decreased by the amount of the Account Value on the date of change. Upon such decrease in the Face Amount, AUL will deduct a proportional Surrender Charge from the Account Value. The change will be effective on the Monthiversary following AUL's receipt of Proper Notice.

If the Owner requests a change from Death Benefit option 2 to Death Benefit option 1, the Face Amount will be increased by the amount of the Account Value on the date of change. We may require satisfactory evidence of insurability. The change will be effective on the Monthiversary following AUL's approval of the change.

Changing a Death Benefit option does not change the Planned Premium, Guaranteed Death Benefit Provision, Face Amount Charges or the Surrender Charges.

Decrease in Face Amount

Beginning one (1) year after the Policy Date, as long as the Policy is not in the Grace Period, the Owner may request a decrease of the Face Amount by providing AUL Proper Notice. The amount of decrease must be at least $25,000. You may not make a decrease which reduces the Face Amount of the policy below $100,000. A decrease of the Face Amount will be effective on the Monthiversary following AUL's receipt of Proper Notice. The decrease will not cause a decrease in the Face Amount Charge.

On the effective date of the decrease, AUL will deduct a proportional Surrender Charge from the Account Value. A corresponding reduction will be made in subsequent Surrender Charges.

Charges and Contract Values, Note (N-6) [Text Block]

Face Amount and Death Benefit Option

The Face Amount is set at the time the Policy is issued. The Owner may change the Face Amount from time to time, as discussed below. The Owner selects the Death Benefit option when the Owner applies for the Policy. The Owner also may change the Death Benefit option as discussed below. AUL reserves the right, however, to decline any change which might disqualify the Policy as life insurance under federal tax law. AUL's acceptance of any of your changes does not imply there will be no effect on the qualification of your Policy as life insurance as a result of the changes.

Changes in Death Benefit Option

Beginning one (1) year after the Policy Date, as long as the Policy is not in the Grace Period, the Owner may request the following changes in the Death Benefit option on the Owner's Policy by Proper Notice subject to the following rules.

If the Owner requests a change from Death Benefit option 1 to Death Benefit option 2, the Face Amount will be decreased by the amount of the Account Value on the date of change. Upon such decrease in the Face Amount, AUL will deduct a proportional Surrender Charge from the Account Value. The change will be effective on the Monthiversary following AUL's receipt of Proper Notice.

If the Owner requests a change from Death Benefit option 2 to Death Benefit option 1, the Face Amount will be increased by the amount of the Account Value on the date of change. We may require satisfactory evidence of insurability. The change will be effective on the Monthiversary following AUL's approval of the change.

Changing a Death Benefit option does not change the Planned Premium, Guaranteed Death Benefit Provision, Face Amount Charges or the Surrender Charges.

Decrease in Face Amount

Beginning one (1) year after the Policy Date, as long as the Policy is not in the Grace Period, the Owner may request a decrease of the Face Amount by providing AUL Proper Notice. The amount of decrease must be at least $25,000. You may not make a decrease which reduces the Face Amount of the policy below $100,000. A decrease of the Face Amount will be effective on the Monthiversary following AUL's receipt of Proper Notice. The decrease will not cause a decrease in the Face Amount Charge.

On the effective date of the decrease, AUL will deduct a proportional Surrender Charge from the Account Value. A corresponding reduction will be made in subsequent Surrender Charges.

Item 11. Other Benefits Available (N-6) [Text Block]

OTHER BENEFITS AVAILABLE UNDER THE POLICY

In addition to the Death Benefit under the Policy, other standard and optional benefits may also be available to you. The following table summarizes information about those benefits. Information about the fees associated with each benefit included in the table may be found in the Fee Table. More information about each rider follows the table.

Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
Accelerated Death Benefit for Terminal Illness Rider	Advances a portion of the Death Benefit upon Insured being diagnosed as terminally ill and has 12 months or less to live.	Standard	• The minimum accelerated death benefit amount is $5,000.
• The maximum accelerated death benefit amount is equal to the lesser of 75% of the Death Benefit of the base Policy or $1,000,000.
• Expires upon exercise of the Overloan Protection Rider or termination of the Policy.
• This Rider may not be available to all investors. Please see Material State Variations for more details.
Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
Accelerated Death Benefit for Chronic Illness Rider	Advances a portion of the Death Benefit upon Insured being diagnosed as Chronically Ill (as defined below).	Standard	• The maximum annual acceleration amount is subject to the Internal Revenue Service ("IRS") per diem limitation as described below.
• The overall maximum benefit at any time is limited as described below.
• Expires upon exercise of the Overloan Protection Rider or termination of the Policy.
• The rider is restricted to issue ages 0-65. Not allowed on substandard policies.
• This Rider may not be available to all investors. Please see Material State Variations for more details.
Accounting Benefit Rider	Waives a percentage of the Surrender Charge in exchange for a separate compensation schedule with an extended chargeback period.	Optional	• The rider benefits are only available upon Full Surrender of the Policy. This benefit must be chosen at the time of application.
Children's Insurance Benefit Rider	Provides level term insurance on each child of the Insured.	Optional	• The rider expires when the Insured reaches age 65.
Overloan Protection Rider	Provides option to continue Policy at a reduced Face Amount with no further reductions.	Standard	• May be exercised only if certain conditions are met:
• Policy must be in force for at least 15 Policy Years.
• Insured's attained Age must be 65 or older.
• Partial Surrenders must equal or exceed premiums paid.
• The amount of the outstanding loan plus accrued loan interest must exceed the Minimum Loan Indebtedness Percentage shown on the Rider Data Page times the Cash Value, but be less than the Maximum Loan Indebtedness Percentage shown on the Rider Data Page after the deduction of the Overloan Protection Rider Charge from the Account Value.
• The Policy must not be a Modified Endowment Contract as defined in Section 7702A of the Internal Revenue Code of 1986, or thereafter changed, and exercising this Rider must not cause the Policy to become a Modified Endowment Contract.
• The Policy changes that result from exercising this rider must not lead to a Death Benefit that is not compliant with the Internal Revenue Code.
Waiver of Monthly Deductions Disability Rider	Waives all Policy Charges if the Insured becomes totally disabled.	Optional	• A six-month waiting period applies. • Waiver period varies depending on when the disability occurs. • The rider is limited to issue ages 0-55.
Dollar Cost Averaging Program ("DCA Program")	Enables systematic and automatic transfer of, on a monthly basis, specified dollar amounts from the Vanguard Money Market Portfolio to other Investment Accounts	Optional	• AUL reserves the right to impose a $25 transfer charge for each transfer effected under a DCA Program.
• AUL also reserves the right to alter the terms or suspend or eliminate the availability of the Ongoing Dollar Cost Averaging Program at any time.
• Owner can only enter one transfer program at a time.
Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
Automatic Portfolio Rebalancing	Automatically rebalances a Policy to specified fund allocation percentages on a quarterly or annual basis.	Optional	• Owner can only enter one transfer program at a time.
Portfolio Optimization Program	An optional Program to allocate investments in Portfolios according to a model selected by the Owner.	Optional	• If the Owner decides to subscribe to the Program and select one (1) of the Portfolio Optimization Models, the Owner's initial premium payment (in the case of a new application) or Account Value, as applicable, will be allocated to the Portfolios according to the Model the Owner selects. Subsequent premium payments, if allowed under the Owner's Contract, will also be allocated accordingly.
• AUL is under no contractual obligation to continue this service and has the right to terminate the Program at any time. If AUL terminates the Program, you will remain invested in the same Portfolios until you select new Portfolios.
• The Owner's Account Value will be rebalanced among the Portfolios that comprise the Model annually in order to maintain the target asset allocation percentages of the Model.

Optional Benefits Available Through Riders

The following optional benefits are available and may be added to the Owner's Policy at issue. In addition, the Children's Insurance Benefit Rider can be added after issue. If applicable, monthly charges for these riders will be deducted from the Owner's Account Value as part of the Monthly Deduction. Not all of these riders may be available in all states and may vary by state.

Accelerated Death Benefit for Terminal Illness Rider

This rider allows for a prepayment of a portion of the Policy's Death Benefit while the Insured is still alive, if the Insured has been diagnosed as terminally ill, and has a life expectancy of twelve (12) months or less to live. The benefit payment will establish a lien on the Policy which is deducted from Policy proceeds at death or earlier termination. The minimum amount available is $5,000. The maximum benefit payable (in most states) is the lesser of $1,000,000 or 75 percent of the Death Benefit.

A one-time Administrative Fee may be charged when an Accelerated Death Benefit is paid under this rider. This charge is associated with the Company's administrative costs for processing an Accelerated Death Benefit payment for the Owner. This charge is deducted from the Accelerated Death Benefit payable, and it is included in the lien that is created as a result of that payment. The Administrative Fee will not be more than $250.00. For information on state variations to the rider, see "Material State Variations."

Example: An Accelerated Death Benefit is requested on a $500,000 Face Amount Policy. The requested amount must be less than or equal to the maximum allowed of the lesser of $1,000,000 or 75% of the Death Benefit. At the time of the request, the Death Benefit option must be changed to Option 1, if it is not currently Option 1. A lien will be established for the requested amount and interest due. The Accelerated Death Benefit payment will be reduced for any Administrative Fee. The Cash Surrender Value and Death Benefit paid at time of death will be reduced by the amount of any outstanding lien.

Accelerated Death Benefit for Chronic Illness Rider

This rider allows for a prepayment of a portion of the Death Benefit while the Insured is still alive, if the Insured has been diagnosed as Chronically Ill as defined by the rider. In general, the Insured is chronically ill if he or she is unable to perform 2 of 6 Activities of Daily Living (ADLs) (described below) for a period of at least 90 consecutive days or has a permanent severe cognitive impairment (described below). The benefit payment will establish a lien on the Policy which is deducted from Policy proceeds at death or earlier termination.

Activities of Daily Living (ADL) There are six basic functional abilities which measure the Insured's ability for self care and ability to live independently without Substantial Assistance from another individual. They are:

1.  Bathing – The Insured's ability to wash himself or herself by sponge bath, or in either a tub or shower, including the task of getting into or out of the tub or shower.

2.  Continence – The Insured's ability to maintain control of bowel and bladder function. Additionally, when unable to maintain control of bowel and bladder function, the ability to perform associated personal hygiene (including caring for a catheter or colostomy bag).

3.  Dressing – The Insured's ability to put on and take off all items of clothing and any necessary braces, fasteners or artificial limbs.

4.  Eating – The Insured's ability to feed oneself by getting food into the body from a receptacle, such as a plate, cup, or table, or by feeding tube or intravenously.

5.  Toileting – The Insured's ability to get to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.

6.  Transferring – The Insured's ability to move into or out of a bed, chair or wheelchair.

Severe Cognitive Impairment A deterioration or loss of intellectual capacity that is:

(a) Comparable to (and includes) Alzheimer's disease and similar forms of irreversible dementia; and

(b) measured by clinical evidence and standardized tests that reliably measure impairment in the following areas:

1.  Short-term or long-term memory; or

2.  Orientation to people, places or time; or

3.  Deductive or abstract reasoning; or

4.  Judgment as it relates to safety awareness; and

(c) clinical evidence and test measurement must be greater than moderate.

A one-time Administrative Fee may be charged when an Accelerated Death Benefit is paid under this rider. This charge is associated with AUL's administrative costs for processing an Accelerated Death Benefit payment for the Owner. This charge is deducted from the Accelerated Death Benefit payable, and it is included in the lien that is created as a result of that payment. The Administrative Fee will not be more than $250.00. For information on state variations to the rider, see "Material State Variations."

Maximum Annual Acceleration Amount: The annual maximum that may be paid is the IRS per diem limitation times 365, subject to the overall maximum available. For 2024, the per diem limit is $410 per day, for an annual limit of $149,650. The maximum annual amount is prorated for the number of days from the claim date to the end of the calendar year.

Overall Maximum Acceleration Amount: The overall maximum benefit on a Policy at any time is equal to the policy's Cash Value plus a percentage of the net amount at risk (Death Benefit minus Account Value) at the Insured's Attained Age:

Attained Age	Percentage of NAR Available
69 and younger	25%
70 and 79	50%
80 and older	75%

Elimination Period The period of time beginning on the date the Licensed Health Care Practitioner certifies that the Insured meets the definition of Chronic Illness before benefits can be paid. The Elimination Period may be completed consecutively or intermittently, but it must be completed within a 12-month period. The Elimination Period is shown on the Schedule of Benefits page of the Policy.

On the Schedule of Benefits Page, the Elimination Period should show as 90 days.

Example: An Accelerated Death Benefit is requested on a $500,000 Face Amount Policy. The requested amount will be limited by the maximum percentage of NAR defined above and the IRS per diem limitation. At the time of the request, the Death Benefit option must be changed to Option 1, if it is not currently Option 1. A lien will be established for the requested amount and interest due. The Accelerated Death Benefit payment will be reduced for any Administrative Fee. The Cash Surrender Value and Death Benefit paid at time of death will be reduced by the amount of any outstanding lien.

Accounting Benefit Rider

If the Owner fully surrenders his or her Policy while this rider is in effect during the Surrender Charge period, AUL will waive a portion of the Surrender Charges.

Policy Year	Surrender Charge Waiver Percentage
1	90%
2	80%
3	60%
4	40%
5	20%
6	0%
7	0%
8	0%
9	0%
10	0%

Example: Year 1 Surrender Charge is 100%. The Accounting Benefit Rider allows 90% to be waived, leaving 10% Surrender Charge (100% – 90%).

This rider is not available to natural person(s) or legal entities formed for the benefit of or on behalf of natural person(s).

Children's Insurance Benefit Rider (CBR)

Insured's Ages: 14 Days – 18 Years (Children's Ages)

This rider provides level term insurance on each child of the Insured. At issue, each child must be at least 14 days old and less than 18 years of Age. Once CBR is in force, children born to the Insured are covered automatically after they are 14 days old. Notice of the birth of the child should be sent to AUL within sixty (60) days of the birth. Children are covered under CBR until they reach Attained Age 22, when they may purchase, without evidence of insurability, a separate Policy with up to five (5) times the expiring Face Amount of the rider's coverage. When the youngest child reaches the maturity age, we will send a letter informing the client that the youngest child currently listed on the Policy record has reached maturity age, asking if they have other children to add, or would they prefer to terminate the rider.

Example: A number of units of CBR from 0-20 units may be purchased. Each unit equates to $1,000 of Death Benefit for each child. In the event a child dies before they reach Attained Age 22, units multiplied by $1,000 will be paid to the Insured or designated beneficiary.

Overloan Protection Rider

This rider, if certain conditions are met, provides the Owner the option to continue his/her Policy at a reduced Face Amount with no further Monthly Deductions.

Exercising this rider is subject to the following terms:

(1)  The Policy in force for at least, 15 Policy Years;

(2)  The Insured's Attained Age must be 65 or Older;

(3)  Partial Surrenders equal or exceed Premiums paid to AUL with respect to the Policy,

(4)  The amount of the loan plus loan interest must exceed 80%, which is the current Minimum Loan Indebtedness Percentage shown on the Rider Specifications Page, multiplied by the Cash Value, but it must be less than 99.9% of the Cash Value after the deduction of the Overloan Protection Rider Charge from the Account Value;

(5)  The Policy must not be a Modified Endowment Contract as defined in Section 7702A of the Internal Revenue code of 1986, or thereafter changed, and exercising this rider must not cause the Policy to become a Modified Endowment Contract; and

(6)  The Policy changes that result from exercising this rider must not lead to a Death Benefit that is not compliant with the Internal Revenue Code.

Further, the amount of the outstanding loan plus accrued loan interest must exceed 80%, which is the current Minimum Loan Indebtedness Percentage shown on the Rider Specifications Page of the Policy, multiplied by the Cash Value, but it must be less than 99.9% of the Cash Value after the deduction of the Overloan Protection Rider Charge from the Account Value. Once the rider is exercised, the Total Face Amount will be equal to the Account Value, after the deduction of the Overloan Protection Rider Charge, multiplied by the Minimum Insurance Percentage shown in the Minimum Insurance Percentages table in the Owner's Policy.

There is no charge for this rider until it is exercised. Once exercised, there is a one-time charge. The Overloan Protection Rider Charge is equal to the Overloan Protection Rider Percentage, 98%, multiplied by the Account Value less any outstanding loan and loan interest at the time this Rider is exercised. There is no charge if the rider is never exercised.

In addition, once this rider is exercised, the Policy will become paid up life insurance and change in the following manner:

(1)  The Owner's Death Benefit option must be Option 1. If any other Death Benefit option is in effect at the time the Overloan Protection Rider is exercised, the Death Benefit option will be changed to Option 1 at that time;

(2)  No further changes may be made to the Policy, which includes any decreases or increases of any kind;

(3)  No further premiums will be accepted;

(4)  Policy loans and Partial Surrenders will no longer be permitted;

(5)  No further Monthly Deductions will be deducted;

(6)  The outstanding Loan Account will remain and the interest charged against the Loan Account will be equal to the interest rate credited to the Loan Account;

(7)  AUL will accept loan repayments. The value of the Loan Account and the total indebtedness will be reduced by the loan repayment. In addition, the Fixed Account will be increased by the loan repayment;

(8)  Any Guaranteed Death Benefit Provision included in the Policy or by rider attached to the Policy will no longer apply;

(9)  Any additional rider requiring a Monthly Deduction will automatically be terminated;

(10)  The Accelerated Death Benefit Terminal Illness Rider and the Accelerated Death Benefit Chronic Illness Rider will expire.

(11)  When the Overloan Protection Rider is exercised, all values in the Variable Account will immediately be transferred to the Fixed Account and will continue to grow at the then-current Fixed Account interest rate. Transfer fees will not be applied to these transfers; and

(12)  Transfers from the Fixed Account to the Variable Account will no longer be permitted.

Example: Policyholder Attained Age:	70
Account Value:	100,000
Loan Amount:	85,000
Loan Interest:	5,000
Rider Charge:	(100,000 – 85,000 – 5,000) * 98% = 9,800
Remaining Account Value:	100,000 – 85,000 – 5,000 -9,800 = 200
Guaranteed Interest Rate:	1.0%

Attained Age	Account Value	Death Benefit
70	200.00	273.33
71	202.00	271.96
72	204.02	270.68
73	206.06	269.49
74	208.12	268.41
75	210.20	267.43
76	212.30	266.55
77	214.43	265.77
78	216.57	265.08
79	218.74	264.49
80	220.92	264.00
81	223.13	263.62
82	225.37	263.35
Attained Age	Account Value	Death Benefit
83	227.62	263.19
84	229.89	263.17
85	232.19	263.27
86	234.52	263.53
87	236.86	263.95
88	239.23	264.53
89	241.62	265.29
90	244.04	266.22
91	246.48	267.29
92	248.94	268.48
93	251.43	269.76
94	253.95	271.05
95	256.49	272.27
96	259.05	273.35
97	261.64	273.84
98	264.26	273.56
99	266.90	272.24
100	269.57	269.57
101	272.27	272.27
102	274.99	274.99
103	277.74	277.74
104	280.52	280.52
105	283.32	283.32
106	286.15	286.15
107	289.02	289.02
108	291.91	291.91
109	294.82	294.82
110	297.77	297.77
111	300.75	300.75
112	303.76	303.76
113	306.80	306.80
114	309.86	309.86
115	312.96	312.96
116	316.09	316.09
117	319.25	319.25
118	322.45	322.45
119	325.67	325.67
120	328.93	328.93

Waiver of Monthly Deductions Disability Rider (WMDD)

This rider waives all Policy charges if the primary Insured becomes totally disabled. Charges to be waived: Asset-Based Charge, COI, Face Amount Charges, Admin Charges, and any rider charges. Monthly Deductions are waived for total disability following a six-month waiting period. Monthly Deductions made during this waiting period are re-credited to the Account Value upon the actual waiver of the Monthly Deductions. If disability occurs before Attained Age 60, Monthly Deductions are waived to Attained Age 121 as long as total disability continues. If disability occurs between Attained Ages 60 – 65, Monthly Deductions are waived as long as Insured remains totally disabled, but not beyond Attained Age 65.

The monthly Rider charge will be deducted proportionally from the Fixed and Variable Accounts. The monthly charge is calculated by taking the rider cost factor from the Policy Data Page and multiplying by the current Monthly Deduction (excluding the cost for this Rider). At the time the Rider is exercised, the Policy's Monthly Deductions will not be deducted from the Account Value, for as long as is specified by the Rider form.

Dollar Cost Averaging Program

The DCA Program, if elected, enables the Owner to transfer systematically and automatically, on a monthly basis, specified dollar amounts from the Vanguard Money Market Portfolio ("VMMP") to other Investment Accounts. By allocating on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, the Owner may be less susceptible to the impact of market fluctuations. However, participation in the DCA Program does not assure a Contract Owner of greater profits from the purchases under the Program, nor will it prevent or necessarily alleviate losses in a declining market.

The Owner specifies the fixed dollar amount to be transferred automatically from the VMMP. At the time that the Owner elects the DCA Program, the Account Value in the VMMP from which transfers will be made must be at least $2,000.

The Owner may elect this DCA Program at the time of application by completing the authorization on the application or at any time after the Policy is issued by properly completing and returning the election form. Transfers made under the DCA Program will commence on the Monthiversary following the election.

Once elected, transfers from the VMMP will be processed until the value of the Investment Account is completely depleted or the Owner sends AUL Proper Notice instructing AUL to cancel the transfers.

Currently, transfers made under the DCA Program will not be subject to any transfer charge and will not count against the number of free transfers permitted in a Policy Year. AUL reserves the right to impose a $25 transfer charge for each transfer effected under a DCA Program. Owners can only elect one transfer program at a time. AUL also reserves the right to alter the terms or suspend or eliminate the availability of the Ongoing DCA Program at any time.

Portfolio Rebalancing Program

The Owner may elect to have the accumulated balance of each Investment Account redistributed to equal a specified percentage of the Variable Account. This will be done on a quarterly or annual basis from the Monthiversary on which the Portfolio Rebalancing Program commences.

Program Commences

If elected, this plan automatically adjusts the Owner's Investment Account mix to be consistent with the allocation most recently requested. The redistribution will not count toward the free transfers permitted each Policy Year. If the DCA Program has been elected, the Portfolio Rebalancing Program will not commence until the Monthiversary following the termination of the DCA Program.

The Owner may elect this Portfolio Rebalancing Program at the time of application by completing the authorization on the application or at any time after the Policy is issued by properly completing the election form and returning it to AUL. Modification of new money allocations will not, by itself, modify the Portfolio Rebalancing allocations.

Portfolio rebalancing will terminate when the Owner requests any transfer (which includes a loan transaction) or the day AUL receives Proper Notice instructing AUL to cancel the Portfolio Rebalancing Program. Portfolio Rebalancing is not available if the Owner chooses the Program, as annual rebalancing is independently a part of that Program.

Owners can only elect one transfer program at a time. AUL does not charge for this Portfolio Rebalancing Program. AUL reserves the right to alter the terms or suspend or eliminate the availability of Portfolio Rebalancing at any time.

Portfolio Optimization Program

The Program

Portfolio Optimization is an asset allocation program offered at no additional charge for use within this variable life Policy. Asset allocation refers to the manner in which investments are distributed among asset classes to help attain an investment goal.

For the Owner's variable life Policy, Portfolio Optimization can help with decisions about how the Owner should allocate the Owner's Account Value among available Portfolios. The theory behind Portfolio Optimization is that diversification among asset classes can help reduce volatility over the long term.

As part of the Program, several Portfolio Optimization Models have been developed. Mesirow Financial Investment Management, Inc., ("MFIM"), an independent entity unrelated to AUL, develops models for the Portfolio Optimization Program. There is an investment advisory relationship between MFIM and AUL, but there is no investment advisory relationship between MFIM and Owners of the Policy with respect to the Models. MFIM works on behalf of AUL, and not Owners, in developing the Models. Each of the models is based on different profiles of an investor's willingness to accept investment risk. If the Owner decides to subscribe to the Program and select one (1) of the Portfolio Optimization Models, the Owner's initial premium payment (in the case of a new application) or Account Value, as applicable, will be allocated to the Portfolios according to the Model the Owner selects. Subsequent premium payments, if allowed under the Owner's Contract, will also be allocated accordingly.

On an annual basis, AUL will rebalance the Owner's Account Value among the Portfolios that comprise the Model in order to maintain the target asset allocation percentages of the Model. If the Owner subscribes to Portfolio Optimization, the Owner's Account Value will automatically be reallocated in accordance with the Model the Owner selects as it is rebalanced.

The Portfolio Optimization Models

AUL offers five (5) asset allocation Models, each comprised of a combination of Portfolios. Portfolios are selected in a way intended to optimize potential returns for each Model, given a particular level of risk tolerance identified by the Owner.

This process could, in some cases, result in the inclusion of an Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even where another Portfolio may have better historical performance.

MFIM has created five Portfolio Optimization Models composed of one or more of the Portfolios: Conservative, Moderately Conservative, Moderate, Moderately Aggressive, and Aggressive. The following is a description of the Portfolios that comprise each Model and the target asset allocation to each Portfolio in each Model. Your registered representative can provide additional information about the Portfolio Optimization Models and help you select which Model, if any, may be suitable for you. Please talk to him or her if you have any additional questions about the Models.

		Model Type
Portfolio Name	Category	Conservative	Moderately Conservative	Moderate	Moderately Aggressive	Aggressive
Vanguard VIF Equity Index	Large Blend	4%	6%	8%	8%	10%
American Funds IS® Growth 1	Large Growth	4%	7%	9%	10%	11%
Vanguard VIF Equity Income	Large Value	4%	7%	9%	10%	12%
Vanguard VIF Mid-Cap Index	Mid-Cap Blend	2%	4%	6%	9%	12%
MFS® VIT New Discovery Init	Small Growth	0%	0%	2%	3%	3%
DFA VA US Targeted Value	Small Value	0%	2%	3%	4%	4%
Vanguard VIF Real Estate Index	Real Estate	0%	2%	4%	6%	8%
American Funds IS® Intl Gr And Inc 1	Foreign Large Blend	3%	6%	10%	13%	15%
Vanguard Total Intl Stock Idx Instl Sel	Foreign Large Blend	3%	6%	9%	12%	15%
Invesco VI Core Plus Bond I	Intermediate Core-Plus Bond	25%	19%	13%	9%	4%
Vanguard VIF Total Bond Mkt Idx	Intermediate Core-Plus Bond	24%	18%	13%	9%	4%
Vanguard VIF High Yield Bond	High Yield Bond	6%	5%	4%	2%	0%
DFA VIT Inflation-Protected Secs Instl	Inflation-Protected Bond	14%	11%	7%	5%	2%
Vanguard VIF Money Market	Money Market-Taxable	11%	7%	3%	0%	0%
Total		100%	100%	100%	100%	100%
Weighted Average Portfolio Expense		0.29%	0.29%	0.30%	0.31%	0.30%

Annual Rebalancing of the Portfolio Optimization Models

Your Account Value will be rebalanced annually by AUL in order to maintain the target asset allocation percentages of the Model. However, the target asset allocations of your Account Value in the Model you select will remain static.

If a Portfolio offered in a Model merges with another fund or is substituted by AUL, the new or surviving Portfolio will be added to the Model, and AUL will allocate your Account Value to the new Portfolio. If a Portfolio offered in a model is liquidated, AUL will reinvest the portion of the proceeds of such liquidation attributable to you in the Vanguard VIF Money Market Portfolio unless you select a new Portfolio.

Selecting a Portfolio Optimization Model

If the Owner chooses to subscribe to the Program, the Owner must determine which Portfolio Optimization Model is best for the Owner. Neither AUL nor MFIM will make this decision. The Owner should consult with his or her registered representative on this decision. The Owner's registered representative can help the Owner determine which Model is best suited to his or her financial needs, investment time horizon, and willingness to accept investment risk. The Owner should periodically review these factors with his or her registered representative to determine if the Owner should change Models to keep up with changes in the Owner's personal circumstances. The Owner's registered representative can assist the Owner in completing the proper forms to subscribe to the Program or to change to a different Model. The Owner may, in consultation with his or her registered representative, utilize analytical tools made available by AUL, including an investor profile questionnaire, which asks questions intended to help the Owner or his or her registered representative assess his or her financial needs, investment time horizon, and willingness to accept investment risk. It is the Owner's decision, in consultation with the Owner's registered representative, to select a Model or to change to a different Model, and neither AUL nor MFIM bear any responsibility for this decision. The Owner may change to a different Model at any time with a proper written request or by telephone or electronic instructions provided a valid telephone/electronic authorization is on file with AUL.

Quarterly Reports

If the Owner selects a Portfolio Optimization Model, the Owner will be sent a quarterly report that provides information about the Portfolios within the Owner's selected Model, in addition to or as part of the Owner's usual quarterly statement.

Risks

Although the Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model will not lose money or that investment results will not experience volatility. Investment performance of the Owner's Account Value could be better or worse by participating in a Portfolio Optimization Model than if the Owner has not participated. A Model may perform better or worse than any single Portfolio or asset class or other combinations of Portfolios or asset classes. Model performance is dependent upon the performance of the component Portfolios. The timing of the Owner's investment and the rebalancing may affect performance. The Owner's Account Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

A Portfolio Optimization Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic rebalancing of the Portfolio Optimization Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the pertinent Portfolios and the Models.

The Owner may change the Owner's Model selection at any time with Proper Notice. The Owner should consult with the Owner's registered representative to assist the Owner in determining which Model is best suited to the Owner's financial needs, investment time horizon, and is consistent with the Owner's risk comfort level. The Owner should periodically review those factors to determine if the Owner needs to change Models to reflect such changes. The Owner's registered representative can assist the Owner in completing the proper forms to enroll in Portfolio Optimization. Newly issued Contracts may require participation in the Program.

AUL is under no contractual obligation to continue this service and has the right to terminate the Program at any time. If AUL terminates the Program, you will remain invested in the same Portfolios until you select new Portfolios.

CASH BENEFITS

Policy Loans

Prior to the death of the Insured, the Owner may borrow against the Owner's Policy by submitting Proper Notice to the Home Office at any time after the end of the "Right to Examine" period while the Policy is not in the Grace Period. The Policy is assigned to AUL as the sole security for the loan. An Owner may opt for a Policy loan to access the Account Value without incurring adverse tax consequences associated with a Partial Surrender because Policy loans generally would not be treated as taxable distributions unless your Policy is a Modified Endowment Contract, but if the Owner surrender the Policy, the Owner may be subject to income tax on the portion of the distribution that exceeds the investment in the Policy. The minimum amount of a new loan is $500. The maximum amount of a new loan is:

1.  90 percent of the Account Value; less

2.  any loan interest due on the next Policy Anniversary; less

3.  any applicable Surrender Charges; less

4.  three months of Monthly Deductions; less

5.  any existing loans and accrued loan interest.

The minimum and/or maximum loan amount may vary by state. Outstanding loans reduce the amount available for new loans. Policy loans will be processed as of the date the Owner's Proper Notice is received. Loan proceeds generally will be sent to the Owner within seven (7) calendar days. For more information, see "When Proceeds Are Paid."

Interest

AUL will charge interest on any outstanding loan at an annual rate of 4.75 percent for the first five (5) Policy Years and 4.25% thereafter. Interest is due and payable on each Policy Anniversary while a loan is outstanding. If interest is not paid when due, the amount of the interest is added to the loan and becomes part of the loan.

Loan Collateral

When a Policy loan is made, an amount sufficient to secure the loan is transferred out of the Investment Accounts and the Fixed Account and into the Policy's Loan Account. Thus, a loan will have no immediate effect on the Account Value, but the Cash Surrender Value will be reduced immediately by the amount transferred to the Loan Account. The Owner can specify the Investment Accounts from which collateral will be transferred. If no allocation is specified, collateral will be transferred from each Investment Account and from the Fixed Account in the same proportion that the Account Value in each Investment Account and the Fixed Account bears to the total Account Value in those accounts on the date that the loan is made. Due and unpaid interest will be transferred each Policy Anniversary from each Investment Account and the Fixed Account to the Loan Account in the same proportion that each Investment Account Value and the Fixed Account bears to the total unloaned Account Value. The amount AUL transfers will be the amount by which the interest due exceeds the interest which has been credited on the Loan Account.

The Loan Account will be credited with interest daily at an effective annual rate of not less than 4.25 percent. Any interest credited in excess of the minimum guaranteed rate is not guaranteed.

Loan Repayment; Effect if Not Repaid

The Owner may repay all or part of the Owner's loan at any time while the Insured is living and the Policy is in force. Loan repayments must be sent to the Home Office and will be credited as of the date received. A loan repayment must be clearly marked as "loan repayment" or it will be credited as a premium, unless the premium would cause the Policy to fail to meet the federal tax definition of a life insurance contract in accordance with the Internal Revenue Code. Loan repayments, unlike premium payments, are not subject to premium expense charges. When a loan repayment is made, Account Value in the Loan Account in an amount equivalent to the repayment is transferred from the Loan Account to the Investment Accounts and the Fixed Account. Thus, a loan repayment will have no immediate effect on the Account Value, but the Cash Surrender Value will be increased immediately by the amount of the loan repayment. Loan repayment amounts will be transferred to the Investment Accounts and the Fixed Account according to the premium allocation instructions in effect at that time.

If the Death Benefit becomes payable while a loan is outstanding, any outstanding loan and loan interest will be deducted in calculating the Death Benefit Proceeds. See "Amount of Death Benefit Proceeds."

If the Monthly Deduction exceeds the Cash Surrender Value on any Monthiversary when the Guaranteed Death Benefit Provision is not in force, the Policy will be in default. The Owner will be sent notice of the default. The Owner will have a Grace Period within which the Owner may submit a sufficient payment to avoid termination of coverage under the Policy. The notice will specify the amount that must be repaid to prevent termination. For more information, see "Premium Payments to Prevent Lapse."

Effect of Policy Loan

A loan, whether or not repaid, will have a permanent effect on the Death Benefit and Policy values because the investment results of the Investment Accounts of the Separate Account and current interest rates credited on Account Value in the Fixed Account will apply only to the non-loaned portion of the Account Value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the Investment Accounts while the loan is outstanding, the effect could be favorable or unfavorable. Policy loans may increase the potential for lapse if investment results of the Investment Accounts are less than anticipated. Also, loans could, particularly if not repaid, make it more likely than otherwise for a Policy to terminate. See Tax Considerations for a discussion of the tax treatment of Policy loans, and the adverse tax consequences if a Policy lapses with loans outstanding. In particular, if the Owner's Policy is a Modified Endowment Contract, loans may be currently taxable and subject to a 10 percent penalty tax.

Item 18. Portfolio Companies (N-6) [Text Block]

APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE POLICY

The following is a list of Portfolios currently available under the Policy. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.oneamerica.com/prospectuses. You can also request this information at no cost by calling (800) 537-6442 or by sending an email request to policyservice@oneamerica.com. You may also request updated performance information of the Portfolios at no cost by calling (800) 537-6442.

The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio's past performance is not necessarily an indication of future performance.

				Average Annual Total Returns (as of 12/31/2025)
Type of Portfolio	Portfolio and Adviser/Sub-Adviser	Current Expenses (as of 12/31/2025)		1 year	5 year	10 year
High Yield Bond	American Funds American High-Income Trust: Class 1 Investment Adviser: Capital Research and Management Company	0.33	*	8.52	5.87	7.22
World Allocation	American Funds Global Balanced: Class 1 Investment Adviser: Capital Research and Management Company	0.51	*	17.42	6.37	3.26
Large Cap/Growth	American Funds Growth: Class 1 Investment Adviser: Capital Research and Management Company	0.34		20.53	13.66	18.26
Large Cap/Blend	American Funds Growth and Income: Class 1 Investment Adviser: Capital Research and Management Company	0.28		18.37	14.19	14.20
Foreign/Large Cap/Blend	American Funds International Growth and Income: Class 1 Investment Adviser: Capital Research and Management Company	0.56		35.83	7.97	8.08
Emerging Markets	American Funds New World Fund: Class 1 Investment Adviser: Capital Research and Management Company	0.57	*	28.60	5.59	9.53
World Allocation	BlackRock Global Allocation: Class 1 Investment Adviser: BlackRock Advisors, LLC Investment Sub-adviser: BlackRock (Singapore) Limited	0.77	*	19.80	5.79	7.59
High Yield Bond	BlackRock High Yield: Class 1 Investment Adviser: BlackRock Advisors, LLC Investment Sub-adviser: BlackRock International Limited	0.54	*	9.22	4.81	6.32
Small Cap/Blend	BlackRock Small Cap Index: Class 1 Investment Adviser: BlackRock Advisors, LLC	0.22	*	12.65	5.93	-2.34
APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE POLICY (continued)				Average Annual Total Returns (as of 12/31/2025)
Type of Portfolio	Portfolio and Adviser/Sub-Adviser	Current Expenses (as of 12/31/2025)		1 year	5 year	10 year
Intermediate Term Bond	BlackRock Total Return: Class 1 Investment Adviser: BlackRock Advisors, LLC Investment Sub-adviser: BlackRock International Limited and BlackRock (Singapore) Limited	0.47	*	8.02	-0.36	2.18
Mid Cap/Blend	ClearBridge Variable Mid Cap Portfolio: Class I Investment Adviser: Franklin Templeton Fund Adviser, LLC Investment Sub-adviser: ClearBridge Investments, LLC	0.81		4.35	4.50	7.50
Inflation Protected Securities	DFA VIT Inflation Protected Securities: Class Institutional Investment Adviser: Dimensional Fund Advisors LP	0.11		7.55	1.05	3.12
Foreign/Small-Mid	DFA VA International Small Portfolio: Class Institutional Investment Adviser: Dimensional Fund Advisors LP Investment Sub-adviser: Dimensional Fund Advisors LP and DFA Australia Limited	0.39		36.99	8.89	8.68
Small Cap/Value	DFA VA US Targeted Value: Class Institutional Investment Adviser: Dimensional Fund Advisors LP	0.28		8.95	13.60	11.00
Inflation Protected Securities	Fidelity VIP Floating Rate High Income Portfolio: Class Initial Investment Adviser: Fidelity Management & Research Company LLC Investment Sub-adviser: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.73		5.33	6.06	4.26
Large Cap/Value	Fidelity VIP Growth & Income Portfolio: Class Initial Investment Adviser: Fidelity Management & Research Company LLC Investment Sub-adviser: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.49		21.50	16.11	13.84
Large Cap/Growth	Fidelity VIP Growth Opportunities Portfolio: Class Initial Investment Adviser: Fidelity Management & Research Company LLC Investment Sub-adviser: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.57		21.95	11.30	19.93
World Bond (Multi-Sector Bond)	Fidelity VIP Strategic Income Portfolio: Class Initial Investment Adviser: Fidelity Management & Research Company LLC Investment Sub-adviser: FIL Investment Advisors (UK) Limited (FIA(UK))	0.64		8.85	3.07	-1.75
APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE POLICY (continued)				Average Annual Total Returns (as of 12/31/2025)
Type of Portfolio	Portfolio and Adviser/Sub-Adviser	Current Expenses (as of 12/31/2025)		1 year	5 year	10 year
Mid Cap/Value	Fidelity VIP Value Portfolio: Class Initial Investment Adviser: Fidelity Management & Research Company LLC Investment Sub-adviser: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.60		11.23	13.10	11.24
Small Cap/Growth	Franklin Small-Mid Cap Growth VIP Fund: Class 1 Investment Adviser: Franklin Advisers, Inc.	0.83	*	2.70	1.27	10.16
Mid Cap/Value	Invesco V.I. American Value: Series I Investment Adviser: Invesco Advisers, Inc.	0.89		21.00	8.44	13.79
Intermediate Term Bond	Invesco V.I. Core Plus Bond: Series I Investment Adviser: Invesco Advisers, Inc.	0.62	*	7.09	-0.11	-2.66
Mid Cap/Growth	Invesco V.I. Discovery Mid Cap Growth Fund: Series I Investment Adviser: Invesco Advisers, Inc.	0.85		4.79	7.85	10.34
Small Cap/Blend	Invesco V.I. Main Street Small Cap Fund: Series I Investment Adviser: Invesco Advisers, Inc.	0.86		8.70	13.42	10.16
Mid Cap/Growth	MFS Mid-Cap Growth Series: Class Initial Investment Adviser: MFS	0.80	*	3.66	3.26	11.60
Small Cap/Growth	MFS New Discovery Series: Class Initial Investment Adviser: MFS	0.87	*	12.96	-0.28	10.74
World Bond (Multi-Sector Bond)	PIMCO VIT Income Portfolio: Class Institutional Investment Adviser: PIMCO	0.91		10.39	3.57	4.98
Long Term Bond	PIMCO VIT Long-Term US Government Portfolio: Class Institutional Investment Adviser: PIMCO	2.43		6.47	-6.65	0.17
Short Term Bond	PIMCO VIT Low Duration Portfolio: Class Institutional Investment Adviser: PIMCO	0.52		5.69	1.72	1.95
Intermediate Term Bond	PIMCO VIT Total Return: Class Institutional Investment Adviser: PIMCO	0.64		9.08	0.17	2.51
Specialty – Allocation	TOPS Managed Risk Balanced ETF Portfolio: Class 1 Investment Adviser: ValMark Advisers, Inc. Investment Sub-adviser: Milliman Financial Risk Management LLC	0.51		9.35	4.11	3.27
Specialty – Allocation	TOPS Managed Risk Growth ETF Portfolio: Class 1 Investment Adviser: ValMark Advisers, Inc. Investment Sub-adviser: Milliman Financial Risk Management LLC	0.50		11.95	5.62	6.39
APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE POLICY (continued)			Average Annual Total Returns (as of 12/31/2025)
Type of Portfolio	Portfolio and Adviser/Sub-Adviser	Current Expenses (as of 12/31/2025)	1 year	5 year	10 year
Specialty – Allocation	TOPS Managed Risk Moderate Growth ETF Portfolio: Class 1 Investment Adviser: ValMark Advisers, Inc. Investment Sub-adviser: Milliman Financial Risk Management LLC	0.50	10.58	4.99	5.97
Large Cap/Growth	Vanguard VIF Capital Growth Portfolio Investment Adviser: PRIMECAP Management Company	0.34	28.98	13.97	14.96
Large Cap/Value	Vanguard VIF Diversified Value Portfolio Investment Adviser: Hotchkis and Wiley Capital Management, LLC, Aristotle Capital Management, LLC, Harris/Oakmark	0.28	16.83	13.24	11.76
Large Cap/Value	Vanguard VIF Equity Income Portfolio Investment Adviser: Wellington Management Company LLP and The Vanguard Quantitative/Equity Group.	0.29	16.80	12.59	11.52
Large Cap/Blend	Vanguard VIF Equity Index Portfolio Investment Adviser: The Vanguard Group, Inc.	0.14	17.70	14.27	14.66
World Bond	Vanguard VIF Global Bond Index Portfolio Investment Adviser: The Vanguard Group, Inc.	0.13	5.69	-0.41	1.71
High Yield Bond	Vanguard VIF High Yield Bond Portfolio Investment Adviser: Wellington Management Company LLP and The Vanguard Group, Inc.	0.24	9.18	2.93	-8.83
International Large Growth	Vanguard VIF International Portfolio Investment Adviser: Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc.	0.31	19.97	0.62	10.48
Mid Cap/Blend	Vanguard VIF Mid-Cap Index Portfolio Investment Adviser: The Vanguard Group, Inc.	0.17	11.54	8.46	10.77
Money Market	Vanguard VIF Money Market Portfolio Investment Adviser: The Vanguard Group, Inc.	0.15	4.19	3.18	2.21
Short Term Bond	Vanguard VIF Short Term Investment-Grade Portfolio Investment Adviser: The Vanguard Group, Inc.	0.14	6.85	2.12	-2.44
Small Cap/Growth	Vanguard VIF Small Company Growth Investment Adviser: ArrowMark Partners	0.29	6.11	3.81	9.61
Intermediate-Term Bond	Vanguard VIF Total Bond Market Index Portfolio Investment Adviser: The Vanguard Group, Inc.	0.14	6.94	-6.94	-1.45
Foreign/Large Cap/Blend	Vanguard VIF Total International Stock Market Index Portfolio Investment Adviser: The Vanguard Group, Inc.	0.08	32.04	7.88	7.23
APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE POLICY (continued)			Average Annual Total Returns (as of 12/31/2025)
Type of Portfolio	Portfolio and Adviser/Sub-Adviser	Current Expenses (as of 12/31/2025)	1 year	5 year	10 year
Large Cap/Blend	Vanguard VIF Total Stock Market Index Portfolio Investment Adviser: The Vanguard Group, Inc.	0.13	16.93	12.98	14.10
Alternative – Real Estate	Vanguard VIF Real Estate Index Investment Adviser: The Vanguard Group, Inc.	0.26	3.11	4.51	5.08

* The net annual expense ratios of these Portfolios reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Portfolios. Upon the expiration of the temporary fee reductions, the annual expenses of these Portfolios may increase from the amounts disclosed in the table above. Please see the respective Portfolios' prospectuses for additional information.

Prospectuses Available [Text Block]

The following is a list of Portfolios currently available under the Policy. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.oneamerica.com/prospectuses. You can also request this information at no cost by calling (800) 537-6442 or by sending an email request to policyservice@oneamerica.com. You may also request updated performance information of the Portfolios at no cost by calling (800) 537-6442.

The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio's past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]
				Average Annual Total Returns (as of 12/31/2025)
Type of Portfolio	Portfolio and Adviser/Sub-Adviser	Current Expenses (as of 12/31/2025)		1 year	5 year	10 year
High Yield Bond	American Funds American High-Income Trust: Class 1 Investment Adviser: Capital Research and Management Company	0.33	*	8.52	5.87	7.22
World Allocation	American Funds Global Balanced: Class 1 Investment Adviser: Capital Research and Management Company	0.51	*	17.42	6.37	3.26
Large Cap/Growth	American Funds Growth: Class 1 Investment Adviser: Capital Research and Management Company	0.34		20.53	13.66	18.26
Large Cap/Blend	American Funds Growth and Income: Class 1 Investment Adviser: Capital Research and Management Company	0.28		18.37	14.19	14.20
Foreign/Large Cap/Blend	American Funds International Growth and Income: Class 1 Investment Adviser: Capital Research and Management Company	0.56		35.83	7.97	8.08
Emerging Markets	American Funds New World Fund: Class 1 Investment Adviser: Capital Research and Management Company	0.57	*	28.60	5.59	9.53
World Allocation	BlackRock Global Allocation: Class 1 Investment Adviser: BlackRock Advisors, LLC Investment Sub-adviser: BlackRock (Singapore) Limited	0.77	*	19.80	5.79	7.59
High Yield Bond	BlackRock High Yield: Class 1 Investment Adviser: BlackRock Advisors, LLC Investment Sub-adviser: BlackRock International Limited	0.54	*	9.22	4.81	6.32
Small Cap/Blend	BlackRock Small Cap Index: Class 1 Investment Adviser: BlackRock Advisors, LLC	0.22	*	12.65	5.93	-2.34
APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE POLICY (continued)				Average Annual Total Returns (as of 12/31/2025)
Type of Portfolio	Portfolio and Adviser/Sub-Adviser	Current Expenses (as of 12/31/2025)		1 year	5 year	10 year
Intermediate Term Bond	BlackRock Total Return: Class 1 Investment Adviser: BlackRock Advisors, LLC Investment Sub-adviser: BlackRock International Limited and BlackRock (Singapore) Limited	0.47	*	8.02	-0.36	2.18
Mid Cap/Blend	ClearBridge Variable Mid Cap Portfolio: Class I Investment Adviser: Franklin Templeton Fund Adviser, LLC Investment Sub-adviser: ClearBridge Investments, LLC	0.81		4.35	4.50	7.50
Inflation Protected Securities	DFA VIT Inflation Protected Securities: Class Institutional Investment Adviser: Dimensional Fund Advisors LP	0.11		7.55	1.05	3.12
Foreign/Small-Mid	DFA VA International Small Portfolio: Class Institutional Investment Adviser: Dimensional Fund Advisors LP Investment Sub-adviser: Dimensional Fund Advisors LP and DFA Australia Limited	0.39		36.99	8.89	8.68
Small Cap/Value	DFA VA US Targeted Value: Class Institutional Investment Adviser: Dimensional Fund Advisors LP	0.28		8.95	13.60	11.00
Inflation Protected Securities	Fidelity VIP Floating Rate High Income Portfolio: Class Initial Investment Adviser: Fidelity Management & Research Company LLC Investment Sub-adviser: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.73		5.33	6.06	4.26
Large Cap/Value	Fidelity VIP Growth & Income Portfolio: Class Initial Investment Adviser: Fidelity Management & Research Company LLC Investment Sub-adviser: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.49		21.50	16.11	13.84
Large Cap/Growth	Fidelity VIP Growth Opportunities Portfolio: Class Initial Investment Adviser: Fidelity Management & Research Company LLC Investment Sub-adviser: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.57		21.95	11.30	19.93
World Bond (Multi-Sector Bond)	Fidelity VIP Strategic Income Portfolio: Class Initial Investment Adviser: Fidelity Management & Research Company LLC Investment Sub-adviser: FIL Investment Advisors (UK) Limited (FIA(UK))	0.64		8.85	3.07	-1.75
APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE POLICY (continued)				Average Annual Total Returns (as of 12/31/2025)
Type of Portfolio	Portfolio and Adviser/Sub-Adviser	Current Expenses (as of 12/31/2025)		1 year	5 year	10 year
Mid Cap/Value	Fidelity VIP Value Portfolio: Class Initial Investment Adviser: Fidelity Management & Research Company LLC Investment Sub-adviser: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.60		11.23	13.10	11.24
Small Cap/Growth	Franklin Small-Mid Cap Growth VIP Fund: Class 1 Investment Adviser: Franklin Advisers, Inc.	0.83	*	2.70	1.27	10.16
Mid Cap/Value	Invesco V.I. American Value: Series I Investment Adviser: Invesco Advisers, Inc.	0.89		21.00	8.44	13.79
Intermediate Term Bond	Invesco V.I. Core Plus Bond: Series I Investment Adviser: Invesco Advisers, Inc.	0.62	*	7.09	-0.11	-2.66
Mid Cap/Growth	Invesco V.I. Discovery Mid Cap Growth Fund: Series I Investment Adviser: Invesco Advisers, Inc.	0.85		4.79	7.85	10.34
Small Cap/Blend	Invesco V.I. Main Street Small Cap Fund: Series I Investment Adviser: Invesco Advisers, Inc.	0.86		8.70	13.42	10.16
Mid Cap/Growth	MFS Mid-Cap Growth Series: Class Initial Investment Adviser: MFS	0.80	*	3.66	3.26	11.60
Small Cap/Growth	MFS New Discovery Series: Class Initial Investment Adviser: MFS	0.87	*	12.96	-0.28	10.74
World Bond (Multi-Sector Bond)	PIMCO VIT Income Portfolio: Class Institutional Investment Adviser: PIMCO	0.91		10.39	3.57	4.98
Long Term Bond	PIMCO VIT Long-Term US Government Portfolio: Class Institutional Investment Adviser: PIMCO	2.43		6.47	-6.65	0.17
Short Term Bond	PIMCO VIT Low Duration Portfolio: Class Institutional Investment Adviser: PIMCO	0.52		5.69	1.72	1.95
Intermediate Term Bond	PIMCO VIT Total Return: Class Institutional Investment Adviser: PIMCO	0.64		9.08	0.17	2.51
Specialty – Allocation	TOPS Managed Risk Balanced ETF Portfolio: Class 1 Investment Adviser: ValMark Advisers, Inc. Investment Sub-adviser: Milliman Financial Risk Management LLC	0.51		9.35	4.11	3.27
Specialty – Allocation	TOPS Managed Risk Growth ETF Portfolio: Class 1 Investment Adviser: ValMark Advisers, Inc. Investment Sub-adviser: Milliman Financial Risk Management LLC	0.50		11.95	5.62	6.39
APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE POLICY (continued)			Average Annual Total Returns (as of 12/31/2025)
Type of Portfolio	Portfolio and Adviser/Sub-Adviser	Current Expenses (as of 12/31/2025)	1 year	5 year	10 year
Specialty – Allocation	TOPS Managed Risk Moderate Growth ETF Portfolio: Class 1 Investment Adviser: ValMark Advisers, Inc. Investment Sub-adviser: Milliman Financial Risk Management LLC	0.50	10.58	4.99	5.97
Large Cap/Growth	Vanguard VIF Capital Growth Portfolio Investment Adviser: PRIMECAP Management Company	0.34	28.98	13.97	14.96
Large Cap/Value	Vanguard VIF Diversified Value Portfolio Investment Adviser: Hotchkis and Wiley Capital Management, LLC, Aristotle Capital Management, LLC, Harris/Oakmark	0.28	16.83	13.24	11.76
Large Cap/Value	Vanguard VIF Equity Income Portfolio Investment Adviser: Wellington Management Company LLP and The Vanguard Quantitative/Equity Group.	0.29	16.80	12.59	11.52
Large Cap/Blend	Vanguard VIF Equity Index Portfolio Investment Adviser: The Vanguard Group, Inc.	0.14	17.70	14.27	14.66
World Bond	Vanguard VIF Global Bond Index Portfolio Investment Adviser: The Vanguard Group, Inc.	0.13	5.69	-0.41	1.71
High Yield Bond	Vanguard VIF High Yield Bond Portfolio Investment Adviser: Wellington Management Company LLP and The Vanguard Group, Inc.	0.24	9.18	2.93	-8.83
International Large Growth	Vanguard VIF International Portfolio Investment Adviser: Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc.	0.31	19.97	0.62	10.48
Mid Cap/Blend	Vanguard VIF Mid-Cap Index Portfolio Investment Adviser: The Vanguard Group, Inc.	0.17	11.54	8.46	10.77
Money Market	Vanguard VIF Money Market Portfolio Investment Adviser: The Vanguard Group, Inc.	0.15	4.19	3.18	2.21
Short Term Bond	Vanguard VIF Short Term Investment-Grade Portfolio Investment Adviser: The Vanguard Group, Inc.	0.14	6.85	2.12	-2.44
Small Cap/Growth	Vanguard VIF Small Company Growth Investment Adviser: ArrowMark Partners	0.29	6.11	3.81	9.61
Intermediate-Term Bond	Vanguard VIF Total Bond Market Index Portfolio Investment Adviser: The Vanguard Group, Inc.	0.14	6.94	-6.94	-1.45
Foreign/Large Cap/Blend	Vanguard VIF Total International Stock Market Index Portfolio Investment Adviser: The Vanguard Group, Inc.	0.08	32.04	7.88	7.23
APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE POLICY (continued)			Average Annual Total Returns (as of 12/31/2025)
Type of Portfolio	Portfolio and Adviser/Sub-Adviser	Current Expenses (as of 12/31/2025)	1 year	5 year	10 year
Large Cap/Blend	Vanguard VIF Total Stock Market Index Portfolio Investment Adviser: The Vanguard Group, Inc.	0.13	16.93	12.98	14.10
Alternative – Real Estate	Vanguard VIF Real Estate Index Investment Adviser: The Vanguard Group, Inc.	0.26	3.11	4.51	5.08

* The net annual expense ratios of these Portfolios reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Portfolios. Upon the expiration of the temporary fee reductions, the annual expenses of these Portfolios may increase from the amounts disclosed in the table above. Please see the respective Portfolios' prospectuses for additional information.

Temporary Fee Reductions, Current Expenses [Text Block]	The net annual expense ratios of these Portfolios reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Portfolios. Upon the expiration of the temporary fee reductions, the annual expenses of these Portfolios may increase from the amounts disclosed in the table above. Please see the respective Portfolios' prospectuses for additional information.
Account Values in the Fixed Account [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]

Account Values in the Fixed Account

Premium Payments and Account Values allocated to the Fixed Account are held in AUL's General Account. There are limitations on your right to transfer amounts from the Fixed Account and, due to these limitations, if you want to transfer the entire balance of the Fixed Account to one or more Investment Accounts, it may take several years to do so. Therefore, you should carefully consider whether the Fixed Account meets your investment needs.

Consequences of Surrender [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]

Consequences of Surrender

Surrender Charges are assessed if you request a Full Surrender of your Policy within the first ten (10) Policy Years. There is no Surrender Charge assessed for Partial Surrenders. Full or Partial Surrenders may result in tax consequences. Depending on the Death Benefit option selected, Partial Surrenders may reduce the Account Value or Death Benefit, and may increase the risk of lapse.

Cyber-Security and Business Interruption Risks [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]

Cyber-Security and Business Interruption Risks

We rely heavily on interconnected computer systems and digital data to conduct our variable products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting Us, any third-party administrator, the Portfolios, intermediaries and other affiliated or third-party service providers may adversely affect Us and your Account Value. For instance, systems failures and cyber-attacks may interfere with our processing of Policy transactions, including the processing of orders from our website or with the Portfolios, impact our ability to calculate your Account Value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject Us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Portfolios invest, which may cause the funds underlying your Policy to lose Account Value. There can be no assurance that we or the Portfolios or our service providers will avoid losses affecting your Policy due to cyber-attacks or information security breaches in the future.

Decreasing Death Benefit [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]

Decreasing Death Benefit

Any outstanding Policy Loans and any amount that you have surrendered will reduce your Policy's Death Benefit. Depending upon your choice of Death Benefit option, adverse performance of the Investment Accounts you choose may decrease your Policy's Death Benefit.

Financial Strength and Claims Paying Ability Risk [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]

Financial Strength and Claims Paying Ability Risk

We issue other types of insurance policies and financial products as well. In addition to any amounts we are obligated to pay in excess of Account Value under the Policy, we also pay our obligations under these products from our assets in the General

Account. Unlike assets held in the Separate Account, the assets of the General Account are subject to the general liabilities of AUL and, therefore, to AUL's General Account creditors. In the event of an insolvency of receivership, payments we make from our General Account to satisfy claims under the Policy would generally receive the same priority as our other Owners' obligations.

The General Account is not segregated or insulated from the claims of the insurance company's creditors. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.

Fluctuating Investment Performance [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]

Fluctuating Investment Performance

Account Values in an Investment Account are not guaranteed and will increase and decrease in value according to investment performance of the Portfolio. If you put money into an Investment Account, you assume all the investment risk on that money. A comprehensive discussion of each Investment Account's and Portfolio's objective and risk is found in this prospectus and in each Portfolio's prospectus, respectively. You should review these prospectuses before making your investment decision. Your choice of Investment Accounts and the performance of the Portfolios will impact the Policy's Account Value and will impact how long the Policy remains in force, its tax status, and the amount of Premium you need to pay to keep the Policy in force.

Limitations on Access to Cash Value [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]

Limitations on Access to Cash Value

Surrender Charges on Full Surrenders may inhibit the Owner's ability to access the Owner's Cash Value. Furthermore, making a Partial Surrender or taking a loan may change the Owner's Policy's Total Face Amount and/or Death Benefit, reducing the Death Benefit Proceeds payable to the Owner's beneficiary. A decrease in Face Amount may result in a proportional Surrender Charge. Partial surrenders and loans may make the Owner's Policy more susceptible to lapse.

Risks Associated with the Portfolio Optimization Models [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]

Risks Associated with the Portfolio Optimization Models

As discussed below, Portfolio Optimization, a static asset allocation program, is offered at no additional charge for use within this variable life Policy. Although the Portfolio Optimization Models, described below, are designed to optimize returns given the various levels of risk, there is no assurance that a Model will not lose money or that investment results will not experience volatility. Additionally, although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to not perform as intended. Your Account Value will be rebalanced annually in order to maintain the target asset allocation percentages of the Model, which can cause the underlying Portfolios to incur transactional expenses which can adversely affect performance of the pertinent Portfolios and the Models. Your Account Value in the Model you select will be rebalanced annually, and your Account Value will be automatically allocated to the corresponding Portfolios.

Investment performance of the Owner's Account Value could be better or worse by participating in a Portfolio Optimization Model than if the Owner has not participated. A Model may perform better or worse than any single Portfolio or asset class or other combinations of Portfolios or asset classes. Model performance is dependent upon the performance of the component Portfolios. The timing of the Owner's investment and the rebalancing may affect performance. The Owner's Account Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

The Owner should consult with the Owner's registered representative to assist the Owner in determining which Model is best suited to the Owner's financial needs, investment time horizon, and is consistent with the Owner's risk comfort level. The Owner should periodically review those factors to determine if the Owner needs to change Models to reflect changes in these factors. The Owner may change the Owner's Model selection at any time with Proper Notice. The Owner's registered representative can assist the Owner in completing the proper forms to enroll in Portfolio Optimization. Newly issued Contracts may require participation in the Program. AUL is under no contractual obligation to continue this service and has the right to terminate the Program at any time. If AUL terminates the Program, you will remain invested in the same Portfolios until you select new Portfolios.

Tax Consequences [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]

Tax Consequences

As noted in greater detail in the section headed Tax Considerations, the federal income tax treatment of life insurance is complex and current tax treatment of life insurance may change. There are other federal tax consequences such as estate, gift and generation skipping transfer taxes, as well as state and local income, estate and inheritance tax consequences. You should always consult a tax advisor about the application of federal and state tax rules to your individual situation. The following discussion highlights tax risks in general, summary terms.

Tax Treatment of Life Insurance Contracts [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]

Tax Treatment of Life Insurance Contracts

AUL intends for the Policy to satisfy the definition of a life insurance policy under Section 7702 of the Internal Revenue Code. Current federal tax law generally excludes all Death Benefits from the gross income of the beneficiary of a life insurance policy. In addition, you generally are not subject to taxation on any increase in your Account Value until it is withdrawn. Generally, you are taxed on surrender proceeds and the proceeds of any partial withdrawals only if those amounts, when added to all previous distributions, exceed the total premiums paid. Amounts received upon surrender or withdrawal in excess of premiums paid are treated as ordinary income. Under certain circumstances, the Internal Revenue Code will treat a Policy as a Modified Endowment Contract. Under current federal tax law, Death Benefit payments under Modified Endowment Contracts, like Death Benefit payments under other life insurance contracts, generally are excluded from the gross income of the beneficiary. Withdrawals and Policy loans, however, are treated differently. Amounts withdrawn and Policy loans are treated first as income, to the extent of any gain, and then as a return of premium. The income portion of the distribution is includible in your taxable income. AUL is not obligated to give the Owner notice, or to take corrective action , if a Policy is classified as a Modified Endowment Contract. AUL reserves the right to refund any premiums that may cause the Policy to become a Modified Endowment Contract. There are other federal tax consequences such as estate, gift and generation skipping transfer taxes, as well as state and local income, estate and inheritance tax consequences. In addition, there may be adverse tax consequences (including a 10% penalty) in the event of a Surrender or withdrawal if the Owner is under the age of 59 1/2. For further discussion of the tax status of a Policy and the tax consequences of being treated as a life insurance contract or a Modified Endowment Contract, see Tax Considerations.

Risk of Loss [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	Risk of Loss You can lose money by investing in the Policy, including loss of principal. • Principal Risks of the Policy
Not Short Term Investment Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	Not a Short-Term Investment • This Policy is not a short-term investment vehicle and is not appropriate for an investor who needs ready access to cash.
• Surrender Charges apply for up to 10 years from the Policy Date.
• Tax deferral is more beneficial to investors with a long-time horizon.  • Principal Risks of the Policy
	• Additional Information About Fees
Principal Risk [Text Block]	Unsuitable for Short-Term Investment The Policy is not suitable as short-term savings investments and is not appropriate for an investor who needs ready access to cash.
Investment Options Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	Risks Associated with Investment Options • An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the Policy.
• Each Portfolio (in addition to a Fixed Account investment option) has its own unique risks. You should review each investment option (including each Portfolio's prospectus) before making an investment decision.

• Principal Risks of the Policy

Insurance Company Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	Insurance Company Risks

• An investment in the Policy is subject to the risks related to AUL, including that any obligations (including the Fixed Account investment option), guarantees, and benefits of the Policy are subject to the claims-paying ability of AUL. If AUL experiences financial distress, it may not be able to meet its obligations to you. More information about AUL, including its financial strength ratings, is available upon request from AUL or by visiting https://www.oneamerica.com/about-us/who-we-are/strength-and-ratings.

  • Principal Risks of the Policy
	• General Information About AUL, the Separate Account and the Portfolios
Contract Lapse Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	Contract Lapse • The Policy is at risk of lapsing when the Cash Surrender Value is insufficient to cover the Monthly Deduction, including Rider charges. Cash Surrender Value can be reduced by unfavorable investment experience, Policy loans, partial surrenders and the deduction of Policy charges.
• There is no separate additional charge associated with reinstating a lapsed Policy.
• The Death Benefit will not be paid if the Policy has lapsed.  • Principal Risks of the Policy
	• How Your Policy May Lapse
Principal Risk [Text Block]

Policy Lapse

Insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest may cause the Owner's Policy to lapse, endangering insurance coverage. There is no guarantee that the Owner's Policy will not lapse even if the Owner pays the Owner's Planned Premium. If the Owner's Policy is insufficiently funded in relation to the income stream expected from the Owner's Policy, the Owner's Policy can lapse prematurely and result in significant income tax liability to the Owner in the year in which the lapse occurs. For example, a Policy may lapse even if the Owner pays the Planned Premium if the Cash Surrender Value is less than the Monthly Deduction on the day the deduction is made. However, if the Policy satisfies the Guaranteed Death Benefit Test described in How Your Policy May Lapse, the Policy will remain in force. For more information, see How Your Policy May Lapse. If the Guaranteed Death Benefit Test is not satisfied at that time, the Owner will have 61 days from the start of the Grace Period, described below, to make a payment to bring the Policy back in good standing. A notice will be sent to the client at the start of the Grace Period indicating an amount due.

American Funds American High-Income Trust: Class 1 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds American High-Income Trust: Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.33%	[6]
Average Annual Total Returns, 1 Year [Percent]	8.52%
Average Annual Total Returns, 5 Years [Percent]	5.87%
Average Annual Total Returns, 10 Years [Percent]	7.22%
American Funds Global Balanced: Class 1 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Global Balanced: Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.51%	[6]
Average Annual Total Returns, 1 Year [Percent]	17.42%
Average Annual Total Returns, 5 Years [Percent]	6.37%
Average Annual Total Returns, 10 Years [Percent]	3.26%
American Funds Growth and Income: Class 1 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Growth and Income: Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	18.37%
Average Annual Total Returns, 5 Years [Percent]	14.19%
Average Annual Total Returns, 10 Years [Percent]	14.20%
American Funds Growth: Class 1 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Growth: Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	20.53%
Average Annual Total Returns, 5 Years [Percent]	13.66%
Average Annual Total Returns, 10 Years [Percent]	18.26%
American Funds International Growth and Income: Class 1 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds International Growth and Income: Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	35.83%
Average Annual Total Returns, 5 Years [Percent]	7.97%
Average Annual Total Returns, 10 Years [Percent]	8.08%
American Funds New World Fund: Class 1 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds New World Fund: Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.57%	[6]
Average Annual Total Returns, 1 Year [Percent]	28.60%
Average Annual Total Returns, 5 Years [Percent]	5.59%
Average Annual Total Returns, 10 Years [Percent]	9.53%
BlackRock Global Allocation: Class 1 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	BlackRock Global Allocation: Class 1
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock (Singapore) Limited
Current Expenses [Percent]	0.77%	[6]
Average Annual Total Returns, 1 Year [Percent]	19.80%
Average Annual Total Returns, 5 Years [Percent]	5.79%
Average Annual Total Returns, 10 Years [Percent]	7.59%
BlackRock High Yield: Class 1 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	BlackRock High Yield: Class 1
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	0.54%	[6]
Average Annual Total Returns, 1 Year [Percent]	9.22%
Average Annual Total Returns, 5 Years [Percent]	4.81%
Average Annual Total Returns, 10 Years [Percent]	6.32%
BlackRock Small Cap Index: Class 1 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	BlackRock Small Cap Index: Class 1
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.22%	[6]
Average Annual Total Returns, 1 Year [Percent]	12.65%
Average Annual Total Returns, 5 Years [Percent]	5.93%
Average Annual Total Returns, 10 Years [Percent]	(2.34%)
BlackRock Total Return: Class 1 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	BlackRock Total Return: Class 1
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited and BlackRock (Singapore) Limited
Current Expenses [Percent]	0.47%	[6]
Average Annual Total Returns, 1 Year [Percent]	8.02%
Average Annual Total Returns, 5 Years [Percent]	(0.36%)
Average Annual Total Returns, 10 Years [Percent]	2.18%
ClearBridge Variable Mid Cap Portfolio: Class I [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	ClearBridge Variable Mid Cap Portfolio: Class I
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	4.35%
Average Annual Total Returns, 5 Years [Percent]	4.50%
Average Annual Total Returns, 10 Years [Percent]	7.50%
DFA VA International Small Portfolio: Class Institutional [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	DFA VA International Small Portfolio: Class Institutional
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors LP and DFA Australia Limited
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	36.99%
Average Annual Total Returns, 5 Years [Percent]	8.89%
Average Annual Total Returns, 10 Years [Percent]	8.68%
DFA VA US Targeted Value: Class Institutional [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	DFA VA US Targeted Value: Class Institutional
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	8.95%
Average Annual Total Returns, 5 Years [Percent]	13.60%
Average Annual Total Returns, 10 Years [Percent]	11.00%
DFA VIT Inflation Protected Securities: Class Institutional [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	DFA VIT Inflation Protected Securities: Class Institutional
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	7.55%
Average Annual Total Returns, 5 Years [Percent]	1.05%
Average Annual Total Returns, 10 Years [Percent]	3.12%
Fidelity VIP Floating Rate High Income Portfolio: Class Initial [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity VIP Floating Rate High Income Portfolio: Class Initial
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	5.33%
Average Annual Total Returns, 5 Years [Percent]	6.06%
Average Annual Total Returns, 10 Years [Percent]	4.26%
Fidelity VIP Growth & Income Portfolio: Class Initial [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity VIP Growth & Income Portfolio: Class Initial
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	21.50%
Average Annual Total Returns, 5 Years [Percent]	16.11%
Average Annual Total Returns, 10 Years [Percent]	13.84%
Fidelity VIP Growth Opportunities Portfolio: Class Initial [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity VIP Growth Opportunities Portfolio: Class Initial
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	21.95%
Average Annual Total Returns, 5 Years [Percent]	11.30%
Average Annual Total Returns, 10 Years [Percent]	19.93%
Fidelity VIP Strategic Income Portfolio: Class Initial [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity VIP Strategic Income Portfolio: Class Initial
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FIL Investment Advisors (UK) Limited (FIA(UK))
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	8.85%
Average Annual Total Returns, 5 Years [Percent]	3.07%
Average Annual Total Returns, 10 Years [Percent]	(1.75%)
Fidelity VIP Value Portfolio: Class Initial [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity VIP Value Portfolio: Class Initial
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	11.23%
Average Annual Total Returns, 5 Years [Percent]	13.10%
Average Annual Total Returns, 10 Years [Percent]	11.24%
Franklin Small-Mid Cap Growth VIP Fund: Class 1 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Franklin Small-Mid Cap Growth VIP Fund: Class 1
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.83%	[6]
Average Annual Total Returns, 1 Year [Percent]	2.70%
Average Annual Total Returns, 5 Years [Percent]	1.27%
Average Annual Total Returns, 10 Years [Percent]	10.16%
Invesco V.I. American Value: Series I [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco V.I. American Value: Series I
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	21.00%
Average Annual Total Returns, 5 Years [Percent]	8.44%
Average Annual Total Returns, 10 Years [Percent]	13.79%
Invesco V.I. Core Plus Bond: Series I [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco V.I. Core Plus Bond: Series I
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.62%	[6]
Average Annual Total Returns, 1 Year [Percent]	7.09%
Average Annual Total Returns, 5 Years [Percent]	(0.11%)
Average Annual Total Returns, 10 Years [Percent]	(2.66%)
Invesco V.I. Discovery Mid Cap Growth Fund: Series I [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco V.I. Discovery Mid Cap Growth Fund: Series I
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	4.79%
Average Annual Total Returns, 5 Years [Percent]	7.85%
Average Annual Total Returns, 10 Years [Percent]	10.34%
Invesco V.I. Main Street Small Cap Fund: Series I [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Small Cap Fund: Series I
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	8.70%
Average Annual Total Returns, 5 Years [Percent]	13.42%
Average Annual Total Returns, 10 Years [Percent]	10.16%
MFS Mid-Cap Growth Series: Class Initial [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS Mid-Cap Growth Series: Class Initial
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	0.80%	[6]
Average Annual Total Returns, 1 Year [Percent]	3.66%
Average Annual Total Returns, 5 Years [Percent]	3.26%
Average Annual Total Returns, 10 Years [Percent]	11.60%
MFS New Discovery Series: Class Initial [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS New Discovery Series: Class Initial
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	0.87%	[6]
Average Annual Total Returns, 1 Year [Percent]	12.96%
Average Annual Total Returns, 5 Years [Percent]	(0.28%)
Average Annual Total Returns, 10 Years [Percent]	10.74%
PIMCO VIT Income Portfolio: Class Institutional [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO VIT Income Portfolio: Class Institutional
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	10.39%
Average Annual Total Returns, 5 Years [Percent]	3.57%
Average Annual Total Returns, 10 Years [Percent]	4.98%
PIMCO VIT Long-Term US Government Portfolio: Class Institutional [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO VIT Long-Term US Government Portfolio: Class Institutional
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	2.43%
Average Annual Total Returns, 1 Year [Percent]	6.47%
Average Annual Total Returns, 5 Years [Percent]	(6.65%)
Average Annual Total Returns, 10 Years [Percent]	0.17%
PIMCO VIT Low Duration Portfolio: Class Institutional [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO VIT Low Duration Portfolio: Class Institutional
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	5.69%
Average Annual Total Returns, 5 Years [Percent]	1.72%
Average Annual Total Returns, 10 Years [Percent]	1.95%
PIMCO VIT Total Return: Class Institutional [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO VIT Total Return: Class Institutional
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	9.08%
Average Annual Total Returns, 5 Years [Percent]	0.17%
Average Annual Total Returns, 10 Years [Percent]	2.51%
TOPS Managed Risk Balanced ETF Portfolio: Class 1 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	TOPS Managed Risk Balanced ETF Portfolio: Class 1
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	9.35%
Average Annual Total Returns, 5 Years [Percent]	4.11%
Average Annual Total Returns, 10 Years [Percent]	3.27%
TOPS Managed Risk Growth ETF Portfolio: Class 1 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	TOPS Managed Risk Growth ETF Portfolio: Class 1
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	11.95%
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	6.39%
TOPS Managed Risk Moderate Growth ETF Portfolio: Class 1 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	TOPS Managed Risk Moderate Growth ETF Portfolio: Class 1
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	10.58%
Average Annual Total Returns, 5 Years [Percent]	4.99%
Average Annual Total Returns, 10 Years [Percent]	5.97%
Vanguard VIF Capital Growth Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard VIF Capital Growth Portfolio
Portfolio Company Adviser [Text Block]	PRIMECAP Management Company
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	28.98%
Average Annual Total Returns, 5 Years [Percent]	13.97%
Average Annual Total Returns, 10 Years [Percent]	14.96%
Vanguard VIF Diversified Value Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard VIF Diversified Value Portfolio
Portfolio Company Adviser [Text Block]	Hotchkis and Wiley Capital Management, LLC, Aristotle Capital Management, LLC, Harris/Oakmark
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	16.83%
Average Annual Total Returns, 5 Years [Percent]	13.24%
Average Annual Total Returns, 10 Years [Percent]	11.76%
Vanguard VIF Equity Income Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard VIF Equity Income Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP and The Vanguard Quantitative/Equity Group.
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	16.80%
Average Annual Total Returns, 5 Years [Percent]	12.59%
Average Annual Total Returns, 10 Years [Percent]	11.52%
Vanguard VIF Equity Index Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard VIF Equity Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	17.70%
Average Annual Total Returns, 5 Years [Percent]	14.27%
Average Annual Total Returns, 10 Years [Percent]	14.66%
Vanguard VIF Global Bond Index Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard VIF Global Bond Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	5.69%
Average Annual Total Returns, 5 Years [Percent]	(0.41%)
Average Annual Total Returns, 10 Years [Percent]	1.71%
Vanguard VIF High Yield Bond Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard VIF High Yield Bond Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP and The Vanguard Group, Inc.
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	9.18%
Average Annual Total Returns, 5 Years [Percent]	2.93%
Average Annual Total Returns, 10 Years [Percent]	(8.83%)
Vanguard VIF International Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard VIF International Portfolio
Portfolio Company Adviser [Text Block]	Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc.
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	19.97%
Average Annual Total Returns, 5 Years [Percent]	0.62%
Average Annual Total Returns, 10 Years [Percent]	10.48%
Vanguard VIF Mid-Cap Index Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard VIF Mid-Cap Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	11.54%
Average Annual Total Returns, 5 Years [Percent]	8.46%
Average Annual Total Returns, 10 Years [Percent]	10.77%
Vanguard VIF Money Market Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard VIF Money Market Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.15%
Average Annual Total Returns, 1 Year [Percent]	4.19%
Average Annual Total Returns, 5 Years [Percent]	3.18%
Average Annual Total Returns, 10 Years [Percent]	2.21%
Vanguard VIF Real Estate Index [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard VIF Real Estate Index
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	3.11%
Average Annual Total Returns, 5 Years [Percent]	4.51%
Average Annual Total Returns, 10 Years [Percent]	5.08%
Vanguard VIF Short Term Investment-Grade Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard VIF Short Term Investment-Grade Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	6.85%
Average Annual Total Returns, 5 Years [Percent]	2.12%
Average Annual Total Returns, 10 Years [Percent]	(2.44%)
Vanguard VIF Small Company Growth [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard VIF Small Company Growth
Portfolio Company Adviser [Text Block]	ArrowMark Partners
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	6.11%
Average Annual Total Returns, 5 Years [Percent]	3.81%
Average Annual Total Returns, 10 Years [Percent]	9.61%
Vanguard VIF Total Bond Market Index Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard VIF Total Bond Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	6.94%
Average Annual Total Returns, 5 Years [Percent]	(6.94%)
Average Annual Total Returns, 10 Years [Percent]	(1.45%)
Vanguard VIF Total International Stock Market Index Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard VIF Total International Stock Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	32.04%
Average Annual Total Returns, 5 Years [Percent]	7.88%
Average Annual Total Returns, 10 Years [Percent]	7.23%
Vanguard VIF Total Stock Market Index Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard VIF Total Stock Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	16.93%
Average Annual Total Returns, 5 Years [Percent]	12.98%
Average Annual Total Returns, 10 Years [Percent]	14.10%
Accelerated Death Benefit for Chronic Illness Rider [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Accelerated Death Benefit for Chronic Illness Rider	[7]
Other Transaction Fee, When Deducted [Text Block]	Upon any payment of the rider's benefit
Other Transaction Fee, Maximum [Dollars]	$ 250
Other Transaction Fee, Footnotes [Text Block]	Subject to state availability; for more information, see Material State Variations.
Administrative Expense, Maximum [Dollars]	$ 250
Name of Benefit [Text Block]	Accelerated Death Benefit for Chronic Illness Rider
Purpose of Benefit [Text Block]	Advances a portion of the Death Benefit upon Insured being diagnosed as Chronically Ill (as defined below).
Brief Restrictions / Limitations [Text Block]	• The maximum annual acceleration amount is subject to the Internal Revenue Service ("IRS") per diem limitation as described below.
• The overall maximum benefit at any time is limited as described below.
• Expires upon exercise of the Overloan Protection Rider or termination of the Policy.
• The rider is restricted to issue ages 0-65. Not allowed on substandard policies.
	• This Rider may not be available to all investors. Please see Material State Variations for more details.
Name of Benefit [Text Block]	Accelerated Death Benefit for Chronic Illness Rider
Benefit Standard or Optional [Text Block]	Standard
Operation of Benefit [Text Block]

Accelerated Death Benefit for Chronic Illness Rider

This rider allows for a prepayment of a portion of the Death Benefit while the Insured is still alive, if the Insured has been diagnosed as Chronically Ill as defined by the rider. In general, the Insured is chronically ill if he or she is unable to perform 2 of 6 Activities of Daily Living (ADLs) (described below) for a period of at least 90 consecutive days or has a permanent severe cognitive impairment (described below). The benefit payment will establish a lien on the Policy which is deducted from Policy proceeds at death or earlier termination.

Activities of Daily Living (ADL) There are six basic functional abilities which measure the Insured's ability for self care and ability to live independently without Substantial Assistance from another individual. They are:

1.  Bathing – The Insured's ability to wash himself or herself by sponge bath, or in either a tub or shower, including the task of getting into or out of the tub or shower.

2.  Continence – The Insured's ability to maintain control of bowel and bladder function. Additionally, when unable to maintain control of bowel and bladder function, the ability to perform associated personal hygiene (including caring for a catheter or colostomy bag).

3.  Dressing – The Insured's ability to put on and take off all items of clothing and any necessary braces, fasteners or artificial limbs.

4.  Eating – The Insured's ability to feed oneself by getting food into the body from a receptacle, such as a plate, cup, or table, or by feeding tube or intravenously.

5.  Toileting – The Insured's ability to get to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.

6.  Transferring – The Insured's ability to move into or out of a bed, chair or wheelchair.

Severe Cognitive Impairment A deterioration or loss of intellectual capacity that is:

(a) Comparable to (and includes) Alzheimer's disease and similar forms of irreversible dementia; and

(b) measured by clinical evidence and standardized tests that reliably measure impairment in the following areas:

1.  Short-term or long-term memory; or

2.  Orientation to people, places or time; or

3.  Deductive or abstract reasoning; or

4.  Judgment as it relates to safety awareness; and

(c) clinical evidence and test measurement must be greater than moderate.

A one-time Administrative Fee may be charged when an Accelerated Death Benefit is paid under this rider. This charge is associated with AUL's administrative costs for processing an Accelerated Death Benefit payment for the Owner. This charge is deducted from the Accelerated Death Benefit payable, and it is included in the lien that is created as a result of that payment. The Administrative Fee will not be more than $250.00. For information on state variations to the rider, see "Material State Variations."

Maximum Annual Acceleration Amount: The annual maximum that may be paid is the IRS per diem limitation times 365, subject to the overall maximum available. For 2024, the per diem limit is $410 per day, for an annual limit of $149,650. The maximum annual amount is prorated for the number of days from the claim date to the end of the calendar year.

Overall Maximum Acceleration Amount: The overall maximum benefit on a Policy at any time is equal to the policy's Cash Value plus a percentage of the net amount at risk (Death Benefit minus Account Value) at the Insured's Attained Age:

Attained Age	Percentage of NAR Available
69 and younger	25%
70 and 79	50%
80 and older	75%

Elimination Period The period of time beginning on the date the Licensed Health Care Practitioner certifies that the Insured meets the definition of Chronic Illness before benefits can be paid. The Elimination Period may be completed consecutively or intermittently, but it must be completed within a 12-month period. The Elimination Period is shown on the Schedule of Benefits page of the Policy.

On the Schedule of Benefits Page, the Elimination Period should show as 90 days.

Example: An Accelerated Death Benefit is requested on a $500,000 Face Amount Policy. The requested amount will be limited by the maximum percentage of NAR defined above and the IRS per diem limitation. At the time of the request, the Death Benefit option must be changed to Option 1, if it is not currently Option 1. A lien will be established for the requested amount and interest due. The Accelerated Death Benefit payment will be reduced for any Administrative Fee. The Cash Surrender Value and Death Benefit paid at time of death will be reduced by the amount of any outstanding lien.

Accelerated Death Benefit for Terminal Illness Rider [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Accelerated Death Benefit for Terminal Illness Rider	[7]
Other Transaction Fee, When Deducted [Text Block]	Upon any payment of the rider's benefit
Other Transaction Fee, Maximum [Dollars]	$ 250
Other Transaction Fee, Footnotes [Text Block]	Subject to state availability; for more information, see Material State Variations.
Administrative Expense, Maximum [Dollars]	$ 250
Name of Benefit [Text Block]	Accelerated Death Benefit for Terminal Illness Rider
Purpose of Benefit [Text Block]	Advances a portion of the Death Benefit upon Insured being diagnosed as terminally ill and has 12 months or less to live.
Brief Restrictions / Limitations [Text Block]	• The minimum accelerated death benefit amount is $5,000.
• The maximum accelerated death benefit amount is equal to the lesser of 75% of the Death Benefit of the base Policy or $1,000,000.
• Expires upon exercise of the Overloan Protection Rider or termination of the Policy.
	• This Rider may not be available to all investors. Please see Material State Variations for more details.
Name of Benefit [Text Block]	Accelerated Death Benefit for Terminal Illness Rider
Benefit Standard or Optional [Text Block]	Standard
Operation of Benefit [Text Block]

Accelerated Death Benefit for Terminal Illness Rider

This rider allows for a prepayment of a portion of the Policy's Death Benefit while the Insured is still alive, if the Insured has been diagnosed as terminally ill, and has a life expectancy of twelve (12) months or less to live. The benefit payment will establish a lien on the Policy which is deducted from Policy proceeds at death or earlier termination. The minimum amount available is $5,000. The maximum benefit payable (in most states) is the lesser of $1,000,000 or 75 percent of the Death Benefit.

A one-time Administrative Fee may be charged when an Accelerated Death Benefit is paid under this rider. This charge is associated with the Company's administrative costs for processing an Accelerated Death Benefit payment for the Owner. This charge is deducted from the Accelerated Death Benefit payable, and it is included in the lien that is created as a result of that payment. The Administrative Fee will not be more than $250.00. For information on state variations to the rider, see "Material State Variations."

Example: An Accelerated Death Benefit is requested on a $500,000 Face Amount Policy. The requested amount must be less than or equal to the maximum allowed of the lesser of $1,000,000 or 75% of the Death Benefit. At the time of the request, the Death Benefit option must be changed to Option 1, if it is not currently Option 1. A lien will be established for the requested amount and interest due. The Accelerated Death Benefit payment will be reduced for any Administrative Fee. The Cash Surrender Value and Death Benefit paid at time of death will be reduced by the amount of any outstanding lien.

Accounting Benefit Rider [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Accounting Benefit Rider
Purpose of Benefit [Text Block]	Waives a percentage of the Surrender Charge in exchange for a separate compensation schedule with an extended chargeback period.
Brief Restrictions / Limitations [Text Block]	• The rider benefits are only available upon Full Surrender of the Policy. This benefit must be chosen at the time of application.
Name of Benefit [Text Block]	Accounting Benefit Rider
Benefit Standard or Optional [Text Block]	Optional
Operation of Benefit [Text Block]

Accounting Benefit Rider

If the Owner fully surrenders his or her Policy while this rider is in effect during the Surrender Charge period, AUL will waive a portion of the Surrender Charges.

Policy Year	Surrender Charge Waiver Percentage
1	90%
2	80%
3	60%
4	40%
5	20%
6	0%
7	0%
8	0%
9	0%
10	0%

Example: Year 1 Surrender Charge is 100%. The Accounting Benefit Rider allows 90% to be waived, leaving 10% Surrender Charge (100% – 90%).

This rider is not available to natural person(s) or legal entities formed for the benefit of or on behalf of natural person(s).

Asset-Based Charge [Member]
Item 2. Key Information [Line Items]
Other Annual Expense, Description [Text Block]	Asset-Based Charge
Other Annual Expense, When Deducted [Text Block]	Monthly
Other Annual Expense (of Other Amount), Maximum [Percent]	0.20%
Automatic Portfolio Rebalancing [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Automatic Portfolio Rebalancing
Purpose of Benefit [Text Block]	Automatically rebalances a Policy to specified fund allocation percentages on a quarterly or annual basis.
Brief Restrictions / Limitations [Text Block]	• Owner can only enter one transfer program at a time.
Name of Benefit [Text Block]	Automatic Portfolio Rebalancing
Benefit Standard or Optional [Text Block]	Optional
Operation of Benefit [Text Block]

Portfolio Rebalancing Program

The Owner may elect to have the accumulated balance of each Investment Account redistributed to equal a specified percentage of the Variable Account. This will be done on a quarterly or annual basis from the Monthiversary on which the Portfolio Rebalancing Program commences.

Program Commences

If elected, this plan automatically adjusts the Owner's Investment Account mix to be consistent with the allocation most recently requested. The redistribution will not count toward the free transfers permitted each Policy Year. If the DCA Program has been elected, the Portfolio Rebalancing Program will not commence until the Monthiversary following the termination of the DCA Program.

The Owner may elect this Portfolio Rebalancing Program at the time of application by completing the authorization on the application or at any time after the Policy is issued by properly completing the election form and returning it to AUL. Modification of new money allocations will not, by itself, modify the Portfolio Rebalancing allocations.

Portfolio rebalancing will terminate when the Owner requests any transfer (which includes a loan transaction) or the day AUL receives Proper Notice instructing AUL to cancel the Portfolio Rebalancing Program. Portfolio Rebalancing is not available if the Owner chooses the Program, as annual rebalancing is independently a part of that Program.

Owners can only elect one transfer program at a time. AUL does not charge for this Portfolio Rebalancing Program. AUL reserves the right to alter the terms or suspend or eliminate the availability of Portfolio Rebalancing at any time.

Children's Insurance Benefit Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Children's Insurance Benefit Rider	[5]
Optional Benefit Charge, When Deducted [Text Block]	Monthly beginning on Policy Date
Optional Benefit Expense, Maximum [Dollars]	$ 0.54
Optional Benefit Expense, Footnotes [Text Block]	The charge does not vary based on an individual's characteristics.
Name of Benefit [Text Block]	Children's Insurance Benefit Rider
Purpose of Benefit [Text Block]	Provides level term insurance on each child of the Insured.
Brief Restrictions / Limitations [Text Block]	• The rider expires when the Insured reaches age 65.
Name of Benefit [Text Block]	Children's Insurance Benefit Rider
Benefit Standard or Optional [Text Block]	Optional
Operation of Benefit [Text Block]

Children's Insurance Benefit Rider (CBR)

Insured's Ages: 14 Days – 18 Years (Children's Ages)

This rider provides level term insurance on each child of the Insured. At issue, each child must be at least 14 days old and less than 18 years of Age. Once CBR is in force, children born to the Insured are covered automatically after they are 14 days old. Notice of the birth of the child should be sent to AUL within sixty (60) days of the birth. Children are covered under CBR until they reach Attained Age 22, when they may purchase, without evidence of insurability, a separate Policy with up to five (5) times the expiring Face Amount of the rider's coverage. When the youngest child reaches the maturity age, we will send a letter informing the client that the youngest child currently listed on the Policy record has reached maturity age, asking if they have other children to add, or would they prefer to terminate the rider.

Example: A number of units of CBR from 0-20 units may be purchased. Each unit equates to $1,000 of Death Benefit for each child. In the event a child dies before they reach Attained Age 22, units multiplied by $1,000 will be paid to the Insured or designated beneficiary.

Death Benefit Option 1 [Member]
Item 2. Key Information [Line Items]
Standard Death Benefit [Text Block]

Option 1 — The Death Benefit is equal to the greater of:

1.  The Face Amount in effect at the time of death; or

2.  The Account Value multiplied by the appropriate percentage from the Table of Minimum Insurance Percentages on the Policy Data Page.

Death Benefit Option 2 [Member]
Item 2. Key Information [Line Items]
Standard Death Benefit [Text Block]

Option 2 — The Death Benefit is equal to the greater of:

1.  The Face Amount in effect at the time of death plus the Account Value; or

2.  The Account Value multiplied by the appropriate percentage from the Minimum Insurance Percentages (as described below). (Please note that the investment performance of the Investment Accounts you have chosen will impact the Account Value and therefore may affect the amount of Death Benefit Proceeds payable.)

Dollar Cost Averaging Program [Member]
Item 2. Key Information [Line Items]
Transfer Fee, Maximum [Dollars]	$ 25
Other Transaction Fee, Description [Text Block]	Transfer Fees under DCA Program
Other Transaction Fee, When Deducted [Text Block]	Upon each transfer effected under a DCA Program
Other Transaction Fee, Maximum [Dollars]	$ 25
Name of Benefit [Text Block]	Dollar Cost Averaging Program ("DCA Program")
Purpose of Benefit [Text Block]	Enables systematic and automatic transfer of, on a monthly basis, specified dollar amounts from the Vanguard Money Market Portfolio to other Investment Accounts
Brief Restrictions / Limitations [Text Block]	• AUL reserves the right to impose a $25 transfer charge for each transfer effected under a DCA Program.
• AUL also reserves the right to alter the terms or suspend or eliminate the availability of the Ongoing Dollar Cost Averaging Program at any time.
	• Owner can only enter one transfer program at a time.
Name of Benefit [Text Block]	Dollar Cost Averaging Program ("DCA Program")
Benefit Standard or Optional [Text Block]	Optional
Operation of Benefit [Text Block]

Dollar Cost Averaging Program

The DCA Program, if elected, enables the Owner to transfer systematically and automatically, on a monthly basis, specified dollar amounts from the Vanguard Money Market Portfolio ("VMMP") to other Investment Accounts. By allocating on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, the Owner may be less susceptible to the impact of market fluctuations. However, participation in the DCA Program does not assure a Contract Owner of greater profits from the purchases under the Program, nor will it prevent or necessarily alleviate losses in a declining market.

The Owner specifies the fixed dollar amount to be transferred automatically from the VMMP. At the time that the Owner elects the DCA Program, the Account Value in the VMMP from which transfers will be made must be at least $2,000.

The Owner may elect this DCA Program at the time of application by completing the authorization on the application or at any time after the Policy is issued by properly completing and returning the election form. Transfers made under the DCA Program will commence on the Monthiversary following the election.

Once elected, transfers from the VMMP will be processed until the value of the Investment Account is completely depleted or the Owner sends AUL Proper Notice instructing AUL to cancel the transfers.

Currently, transfers made under the DCA Program will not be subject to any transfer charge and will not count against the number of free transfers permitted in a Policy Year. AUL reserves the right to impose a $25 transfer charge for each transfer effected under a DCA Program. Owners can only elect one transfer program at a time. AUL also reserves the right to alter the terms or suspend or eliminate the availability of the Ongoing DCA Program at any time.

Overloan Protection Rider [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Overloan Protection Rider Charge	[8]
Other Transaction Fee, When Deducted [Text Block]	Upon exercising the rider
Other Transaction Fee (of Other Amount), Maximum [Percent]	98.00%
Other Transaction Fee, Footnotes [Text Block]	At the time the rider is exercised any outstanding loan and interest will be paid off and the charge will be assessed on the remaining Account Value.
Name of Benefit [Text Block]	Overloan Protection Rider
Purpose of Benefit [Text Block]	Provides option to continue Policy at a reduced Face Amount with no further reductions.
Brief Restrictions / Limitations [Text Block]	• May be exercised only if certain conditions are met:
• Policy must be in force for at least 15 Policy Years.
• Insured's attained Age must be 65 or older.
• Partial Surrenders must equal or exceed premiums paid.
• The amount of the outstanding loan plus accrued loan interest must exceed the Minimum Loan Indebtedness Percentage shown on the Rider Data Page times the Cash Value, but be less than the Maximum Loan Indebtedness Percentage shown on the Rider Data Page after the deduction of the Overloan Protection Rider Charge from the Account Value.
• The Policy must not be a Modified Endowment Contract as defined in Section 7702A of the Internal Revenue Code of 1986, or thereafter changed, and exercising this Rider must not cause the Policy to become a Modified Endowment Contract.
	• The Policy changes that result from exercising this rider must not lead to a Death Benefit that is not compliant with the Internal Revenue Code.
Name of Benefit [Text Block]	Overloan Protection Rider
Benefit Standard or Optional [Text Block]	Standard
Operation of Benefit [Text Block]

Overloan Protection Rider

This rider, if certain conditions are met, provides the Owner the option to continue his/her Policy at a reduced Face Amount with no further Monthly Deductions.

Exercising this rider is subject to the following terms:

(1)  The Policy in force for at least, 15 Policy Years;

(2)  The Insured's Attained Age must be 65 or Older;

(3)  Partial Surrenders equal or exceed Premiums paid to AUL with respect to the Policy,

(4)  The amount of the loan plus loan interest must exceed 80%, which is the current Minimum Loan Indebtedness Percentage shown on the Rider Specifications Page, multiplied by the Cash Value, but it must be less than 99.9% of the Cash Value after the deduction of the Overloan Protection Rider Charge from the Account Value;

(5)  The Policy must not be a Modified Endowment Contract as defined in Section 7702A of the Internal Revenue code of 1986, or thereafter changed, and exercising this rider must not cause the Policy to become a Modified Endowment Contract; and

(6)  The Policy changes that result from exercising this rider must not lead to a Death Benefit that is not compliant with the Internal Revenue Code.

Further, the amount of the outstanding loan plus accrued loan interest must exceed 80%, which is the current Minimum Loan Indebtedness Percentage shown on the Rider Specifications Page of the Policy, multiplied by the Cash Value, but it must be less than 99.9% of the Cash Value after the deduction of the Overloan Protection Rider Charge from the Account Value. Once the rider is exercised, the Total Face Amount will be equal to the Account Value, after the deduction of the Overloan Protection Rider Charge, multiplied by the Minimum Insurance Percentage shown in the Minimum Insurance Percentages table in the Owner's Policy.

There is no charge for this rider until it is exercised. Once exercised, there is a one-time charge. The Overloan Protection Rider Charge is equal to the Overloan Protection Rider Percentage, 98%, multiplied by the Account Value less any outstanding loan and loan interest at the time this Rider is exercised. There is no charge if the rider is never exercised.

In addition, once this rider is exercised, the Policy will become paid up life insurance and change in the following manner:

(1)  The Owner's Death Benefit option must be Option 1. If any other Death Benefit option is in effect at the time the Overloan Protection Rider is exercised, the Death Benefit option will be changed to Option 1 at that time;

(2)  No further changes may be made to the Policy, which includes any decreases or increases of any kind;

(3)  No further premiums will be accepted;

(4)  Policy loans and Partial Surrenders will no longer be permitted;

(5)  No further Monthly Deductions will be deducted;

(6)  The outstanding Loan Account will remain and the interest charged against the Loan Account will be equal to the interest rate credited to the Loan Account;

(7)  AUL will accept loan repayments. The value of the Loan Account and the total indebtedness will be reduced by the loan repayment. In addition, the Fixed Account will be increased by the loan repayment;

(8)  Any Guaranteed Death Benefit Provision included in the Policy or by rider attached to the Policy will no longer apply;

(9)  Any additional rider requiring a Monthly Deduction will automatically be terminated;

(10)  The Accelerated Death Benefit Terminal Illness Rider and the Accelerated Death Benefit Chronic Illness Rider will expire.

(11)  When the Overloan Protection Rider is exercised, all values in the Variable Account will immediately be transferred to the Fixed Account and will continue to grow at the then-current Fixed Account interest rate. Transfer fees will not be applied to these transfers; and

(12)  Transfers from the Fixed Account to the Variable Account will no longer be permitted.

Example: Policyholder Attained Age:	70
Account Value:	100,000
Loan Amount:	85,000
Loan Interest:	5,000
Rider Charge:	(100,000 – 85,000 – 5,000) * 98% = 9,800
Remaining Account Value:	100,000 – 85,000 – 5,000 -9,800 = 200
Guaranteed Interest Rate:	1.0%
Attained Age	Account Value	Death Benefit
70	200.00	273.33
71	202.00	271.96
72	204.02	270.68
73	206.06	269.49
74	208.12	268.41
75	210.20	267.43
76	212.30	266.55
77	214.43	265.77
78	216.57	265.08
79	218.74	264.49
80	220.92	264.00
81	223.13	263.62
82	225.37	263.35
Attained Age	Account Value	Death Benefit
83	227.62	263.19
84	229.89	263.17
85	232.19	263.27
86	234.52	263.53
87	236.86	263.95
88	239.23	264.53
89	241.62	265.29
90	244.04	266.22
91	246.48	267.29
92	248.94	268.48
93	251.43	269.76
94	253.95	271.05
95	256.49	272.27
96	259.05	273.35
97	261.64	273.84
98	264.26	273.56
99	266.90	272.24
100	269.57	269.57
101	272.27	272.27
102	274.99	274.99
103	277.74	277.74
104	280.52	280.52
105	283.32	283.32
106	286.15	286.15
107	289.02	289.02
108	291.91	291.91
109	294.82	294.82
110	297.77	297.77
111	300.75	300.75
112	303.76	303.76
113	306.80	306.80
114	309.86	309.86
115	312.96	312.96
116	316.09	316.09
117	319.25	319.25
118	322.45	322.45
119	325.67	325.67
120	328.93	328.93

Policy Loans [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Loan Interest	[5]
Optional Benefit Charge, When Deducted [Text Block]	Monthly beginning on loan date
Optional Benefit Expense (of Benefit Base), Current [Percent]	10.00%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	4.75%
Optional Benefit Expense (of Other Amount), Current [Percent]	4.25%
Optional Benefit Expense (of Other Amount), Minimum [Percent]	4.25%
Optional Benefit Expense, Footnotes [Text Block]	The charge does not vary based on an individual's characteristics.
Name of Benefit [Text Block]	Policy Loans
Name of Benefit [Text Block]	Policy Loans
Operation of Benefit [Text Block]

Policy Loans

Prior to the death of the Insured, the Owner may borrow against the Owner's Policy by submitting Proper Notice to the Home Office at any time after the end of the "Right to Examine" period while the Policy is not in the Grace Period. The Policy is assigned to AUL as the sole security for the loan. An Owner may opt for a Policy loan to access the Account Value without incurring adverse tax consequences associated with a Partial Surrender because Policy loans generally would not be treated as taxable distributions unless your Policy is a Modified Endowment Contract, but if the Owner surrender the Policy, the Owner may be subject to income tax on the portion of the distribution that exceeds the investment in the Policy. The minimum amount of a new loan is $500. The maximum amount of a new loan is:

1.  90 percent of the Account Value; less

2.  any loan interest due on the next Policy Anniversary; less

3.  any applicable Surrender Charges; less

4.  three months of Monthly Deductions; less

5.  any existing loans and accrued loan interest.

The minimum and/or maximum loan amount may vary by state. Outstanding loans reduce the amount available for new loans. Policy loans will be processed as of the date the Owner's Proper Notice is received. Loan proceeds generally will be sent to the Owner within seven (7) calendar days. For more information, see "When Proceeds Are Paid."

Interest

AUL will charge interest on any outstanding loan at an annual rate of 4.75 percent for the first five (5) Policy Years and 4.25% thereafter. Interest is due and payable on each Policy Anniversary while a loan is outstanding. If interest is not paid when due, the amount of the interest is added to the loan and becomes part of the loan.

Loan Collateral

When a Policy loan is made, an amount sufficient to secure the loan is transferred out of the Investment Accounts and the Fixed Account and into the Policy's Loan Account. Thus, a loan will have no immediate effect on the Account Value, but the Cash Surrender Value will be reduced immediately by the amount transferred to the Loan Account. The Owner can specify the Investment Accounts from which collateral will be transferred. If no allocation is specified, collateral will be transferred from each Investment Account and from the Fixed Account in the same proportion that the Account Value in each Investment Account and the Fixed Account bears to the total Account Value in those accounts on the date that the loan is made. Due and unpaid interest will be transferred each Policy Anniversary from each Investment Account and the Fixed Account to the Loan Account in the same proportion that each Investment Account Value and the Fixed Account bears to the total unloaned Account Value. The amount AUL transfers will be the amount by which the interest due exceeds the interest which has been credited on the Loan Account.

The Loan Account will be credited with interest daily at an effective annual rate of not less than 4.25 percent. Any interest credited in excess of the minimum guaranteed rate is not guaranteed.

Loan Repayment; Effect if Not Repaid

The Owner may repay all or part of the Owner's loan at any time while the Insured is living and the Policy is in force. Loan repayments must be sent to the Home Office and will be credited as of the date received. A loan repayment must be clearly marked as "loan repayment" or it will be credited as a premium, unless the premium would cause the Policy to fail to meet the federal tax definition of a life insurance contract in accordance with the Internal Revenue Code. Loan repayments, unlike premium payments, are not subject to premium expense charges. When a loan repayment is made, Account Value in the Loan Account in an amount equivalent to the repayment is transferred from the Loan Account to the Investment Accounts and the Fixed Account. Thus, a loan repayment will have no immediate effect on the Account Value, but the Cash Surrender Value will be increased immediately by the amount of the loan repayment. Loan repayment amounts will be transferred to the Investment Accounts and the Fixed Account according to the premium allocation instructions in effect at that time.

If the Death Benefit becomes payable while a loan is outstanding, any outstanding loan and loan interest will be deducted in calculating the Death Benefit Proceeds. See "Amount of Death Benefit Proceeds."

If the Monthly Deduction exceeds the Cash Surrender Value on any Monthiversary when the Guaranteed Death Benefit Provision is not in force, the Policy will be in default. The Owner will be sent notice of the default. The Owner will have a Grace Period within which the Owner may submit a sufficient payment to avoid termination of coverage under the Policy. The notice will specify the amount that must be repaid to prevent termination. For more information, see "Premium Payments to Prevent Lapse."

Effect of Policy Loan

A loan, whether or not repaid, will have a permanent effect on the Death Benefit and Policy values because the investment results of the Investment Accounts of the Separate Account and current interest rates credited on Account Value in the Fixed Account will apply only to the non-loaned portion of the Account Value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the Investment Accounts while the loan is outstanding, the effect could be favorable or unfavorable. Policy loans may increase the potential for lapse if investment results of the Investment Accounts are less than anticipated. Also, loans could, particularly if not repaid, make it more likely than otherwise for a Policy to terminate. See Tax Considerations for a discussion of the tax treatment of Policy loans, and the adverse tax consequences if a Policy lapses with loans outstanding. In particular, if the Owner's Policy is a Modified Endowment Contract, loans may be currently taxable and subject to a 10 percent penalty tax.

Portfolio Optimization Program [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Portfolio Optimization Program
Purpose of Benefit [Text Block]	An optional Program to allocate investments in Portfolios according to a model selected by the Owner.
Brief Restrictions / Limitations [Text Block]	• If the Owner decides to subscribe to the Program and select one (1) of the Portfolio Optimization Models, the Owner's initial premium payment (in the case of a new application) or Account Value, as applicable, will be allocated to the Portfolios according to the Model the Owner selects. Subsequent premium payments, if allowed under the Owner's Contract, will also be allocated accordingly.
• AUL is under no contractual obligation to continue this service and has the right to terminate the Program at any time. If AUL terminates the Program, you will remain invested in the same Portfolios until you select new Portfolios.
	• The Owner's Account Value will be rebalanced among the Portfolios that comprise the Model annually in order to maintain the target asset allocation percentages of the Model.
Name of Benefit [Text Block]	Portfolio Optimization Program
Benefit Standard or Optional [Text Block]	Optional
Operation of Benefit [Text Block]

Portfolio Optimization Program

The Program

Portfolio Optimization is an asset allocation program offered at no additional charge for use within this variable life Policy. Asset allocation refers to the manner in which investments are distributed among asset classes to help attain an investment goal.

For the Owner's variable life Policy, Portfolio Optimization can help with decisions about how the Owner should allocate the Owner's Account Value among available Portfolios. The theory behind Portfolio Optimization is that diversification among asset classes can help reduce volatility over the long term.

As part of the Program, several Portfolio Optimization Models have been developed. Mesirow Financial Investment Management, Inc., ("MFIM"), an independent entity unrelated to AUL, develops models for the Portfolio Optimization Program. There is an investment advisory relationship between MFIM and AUL, but there is no investment advisory relationship between MFIM and Owners of the Policy with respect to the Models. MFIM works on behalf of AUL, and not Owners, in developing the Models. Each of the models is based on different profiles of an investor's willingness to accept investment risk. If the Owner decides to subscribe to the Program and select one (1) of the Portfolio Optimization Models, the Owner's initial premium payment (in the case of a new application) or Account Value, as applicable, will be allocated to the Portfolios according to the Model the Owner selects. Subsequent premium payments, if allowed under the Owner's Contract, will also be allocated accordingly.

On an annual basis, AUL will rebalance the Owner's Account Value among the Portfolios that comprise the Model in order to maintain the target asset allocation percentages of the Model. If the Owner subscribes to Portfolio Optimization, the Owner's Account Value will automatically be reallocated in accordance with the Model the Owner selects as it is rebalanced.

The Portfolio Optimization Models

AUL offers five (5) asset allocation Models, each comprised of a combination of Portfolios. Portfolios are selected in a way intended to optimize potential returns for each Model, given a particular level of risk tolerance identified by the Owner.

This process could, in some cases, result in the inclusion of an Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even where another Portfolio may have better historical performance.

MFIM has created five Portfolio Optimization Models composed of one or more of the Portfolios: Conservative, Moderately Conservative, Moderate, Moderately Aggressive, and Aggressive. The following is a description of the Portfolios that comprise each Model and the target asset allocation to each Portfolio in each Model. Your registered representative can provide additional information about the Portfolio Optimization Models and help you select which Model, if any, may be suitable for you. Please talk to him or her if you have any additional questions about the Models.

		Model Type
Portfolio Name	Category	Conservative	Moderately Conservative	Moderate	Moderately Aggressive	Aggressive
Vanguard VIF Equity Index	Large Blend	4%	6%	8%	8%	10%
American Funds IS® Growth 1	Large Growth	4%	7%	9%	10%	11%
Vanguard VIF Equity Income	Large Value	4%	7%	9%	10%	12%
Vanguard VIF Mid-Cap Index	Mid-Cap Blend	2%	4%	6%	9%	12%
MFS® VIT New Discovery Init	Small Growth	0%	0%	2%	3%	3%
DFA VA US Targeted Value	Small Value	0%	2%	3%	4%	4%
Vanguard VIF Real Estate Index	Real Estate	0%	2%	4%	6%	8%
American Funds IS® Intl Gr And Inc 1	Foreign Large Blend	3%	6%	10%	13%	15%
Vanguard Total Intl Stock Idx Instl Sel	Foreign Large Blend	3%	6%	9%	12%	15%
Invesco VI Core Plus Bond I	Intermediate Core-Plus Bond	25%	19%	13%	9%	4%
Vanguard VIF Total Bond Mkt Idx	Intermediate Core-Plus Bond	24%	18%	13%	9%	4%
Vanguard VIF High Yield Bond	High Yield Bond	6%	5%	4%	2%	0%
DFA VIT Inflation-Protected Secs Instl	Inflation-Protected Bond	14%	11%	7%	5%	2%
Vanguard VIF Money Market	Money Market-Taxable	11%	7%	3%	0%	0%
Total		100%	100%	100%	100%	100%
Weighted Average Portfolio Expense		0.29%	0.29%	0.30%	0.31%	0.30%

Annual Rebalancing of the Portfolio Optimization Models

Your Account Value will be rebalanced annually by AUL in order to maintain the target asset allocation percentages of the Model. However, the target asset allocations of your Account Value in the Model you select will remain static.

If a Portfolio offered in a Model merges with another fund or is substituted by AUL, the new or surviving Portfolio will be added to the Model, and AUL will allocate your Account Value to the new Portfolio. If a Portfolio offered in a model is liquidated, AUL will reinvest the portion of the proceeds of such liquidation attributable to you in the Vanguard VIF Money Market Portfolio unless you select a new Portfolio.

Selecting a Portfolio Optimization Model

If the Owner chooses to subscribe to the Program, the Owner must determine which Portfolio Optimization Model is best for the Owner. Neither AUL nor MFIM will make this decision. The Owner should consult with his or her registered representative on this decision. The Owner's registered representative can help the Owner determine which Model is best suited to his or her financial needs, investment time horizon, and willingness to accept investment risk. The Owner should periodically review these factors with his or her registered representative to determine if the Owner should change Models to keep up with changes in the Owner's personal circumstances. The Owner's registered representative can assist the Owner in completing the proper forms to subscribe to the Program or to change to a different Model. The Owner may, in consultation with his or her registered representative, utilize analytical tools made available by AUL, including an investor profile questionnaire, which asks questions intended to help the Owner or his or her registered representative assess his or her financial needs, investment time horizon, and willingness to accept investment risk. It is the Owner's decision, in consultation with the Owner's registered representative, to select a Model or to change to a different Model, and neither AUL nor MFIM bear any responsibility for this decision. The Owner may change to a different Model at any time with a proper written request or by telephone or electronic instructions provided a valid telephone/electronic authorization is on file with AUL.

Quarterly Reports

If the Owner selects a Portfolio Optimization Model, the Owner will be sent a quarterly report that provides information about the Portfolios within the Owner's selected Model, in addition to or as part of the Owner's usual quarterly statement.

Risks

Although the Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model will not lose money or that investment results will not experience volatility. Investment performance of the Owner's Account Value could be better or worse by participating in a Portfolio Optimization Model than if the Owner has not participated. A Model may perform better or worse than any single Portfolio or asset class or other combinations of Portfolios or asset classes. Model performance is dependent upon the performance of the component Portfolios. The timing of the Owner's investment and the rebalancing may affect performance. The Owner's Account Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

A Portfolio Optimization Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic rebalancing of the Portfolio Optimization Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the pertinent Portfolios and the Models.

The Owner may change the Owner's Model selection at any time with Proper Notice. The Owner should consult with the Owner's registered representative to assist the Owner in determining which Model is best suited to the Owner's financial needs, investment time horizon, and is consistent with the Owner's risk comfort level. The Owner should periodically review those factors to determine if the Owner needs to change Models to reflect such changes. The Owner's registered representative can assist the Owner in completing the proper forms to enroll in Portfolio Optimization. Newly issued Contracts may require participation in the Program.

AUL is under no contractual obligation to continue this service and has the right to terminate the Program at any time. If AUL terminates the Program, you will remain invested in the same Portfolios until you select new Portfolios.

Waiver of Monthly Deductions Disability Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Waiver of Monthly Deductions Disability (WMDD)	[2]
Optional Benefit Charge, When Deducted [Text Block]	Monthly beginning on Policy Date
Optional Benefit Charge, Representative [Text Block]	Representative WMDD(1) Monthly beginning on Policy Date 8.74% of all Monthly Deductions	[4]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	14.13%
Optional Benefit Expense (of Other Amount), Minimum [Percent]	5.97%
Optional Benefit Expense, Footnotes [Text Block]	(4) The charge varies based on an individual's characteristics. Consult the Owner's Policy for details regarding the actual charges the Owner will pay.
Name of Benefit [Text Block]	Waiver of Monthly Deductions Disability Rider
Purpose of Benefit [Text Block]	Waives all Policy Charges if the Insured becomes totally disabled.
Brief Restrictions / Limitations [Text Block]	• A six-month waiting period applies. • Waiver period varies depending on when the disability occurs. • The rider is limited to issue ages 0-55.
Name of Benefit [Text Block]	Waiver of Monthly Deductions Disability Rider
Benefit Standard or Optional [Text Block]	Optional
Operation of Benefit [Text Block]

Waiver of Monthly Deductions Disability Rider (WMDD)

This rider waives all Policy charges if the primary Insured becomes totally disabled. Charges to be waived: Asset-Based Charge, COI, Face Amount Charges, Admin Charges, and any rider charges. Monthly Deductions are waived for total disability following a six-month waiting period. Monthly Deductions made during this waiting period are re-credited to the Account Value upon the actual waiver of the Monthly Deductions. If disability occurs before Attained Age 60, Monthly Deductions are waived to Attained Age 121 as long as total disability continues. If disability occurs between Attained Ages 60 – 65, Monthly Deductions are waived as long as Insured remains totally disabled, but not beyond Attained Age 65.

The monthly Rider charge will be deducted proportionally from the Fixed and Variable Accounts. The monthly charge is calculated by taking the rider cost factor from the Policy Data Page and multiplying by the current Monthly Deduction (excluding the cost for this Rider). At the time the Rider is exercised, the Policy's Monthly Deductions will not be deducted from the Account Value, for as long as is specified by the Rider form.

[1]	As a percentage of a Portfolio's net assets.
[2]	The charge varies based on an individual's characteristics. Consult the Owner's Policy for details regarding the actual charges the Owner will pay.
[3]	This charge is not deducted for Face Amount when the Insured reaches the Attained Age of 121
[4]	This charge will vary based upon the individual characteristics of the Insured and therefore will vary between Policies and may vary from Monthiversary to Monthiversary. Representative charges shown in the table may not be representative of the charge that a particular Policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Specification Pages for information about specific charges of the Policy. The rates are based on the sex of the Insured, except that unisex rates are used where appropriate under applicable law and in Policies purchased by employers and employee organizations in connection with employment-related insurance or benefit programs. The cost of insurance rate generally increases with the Attained Age of the Insured.

[5]	The charge does not vary based on an individual's characteristics.
[6]	The net annual expense ratios of these Portfolios reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Portfolios. Upon the expiration of the temporary fee reductions, the annual expenses of these Portfolios may increase from the amounts disclosed in the table above. Please see the respective Portfolios' prospectuses for additional information.
[7]	Subject to state availability; for more information, see Material State Variations.
[8]	At the time the rider is exercised any outstanding loan and interest will be paid off and the charge will be assessed on the remaining Account Value.